United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

Stephen C. Roussin

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2012

Date of reporting period: June 30, 2012

Item 1. Reports to Shareholders

THE CAMPBELL

MULTI-STRATEGY

TRUST

SEMI-ANNUAL REPORT

(Unaudited)

June 30, 2012

The Campbell Multi-Strategy Trust

Table of Contents

Section
A Letter to Our Shareholders	I
Financial Statements
Condensed Schedule of Investments	II
Statement of Assets and Liabilities	III
Statement of Operations	IV
Statements of Changes in Shareholders’ Capital (Net Assets)	V
Financial Highlights	VI
Notes to Financial Statements	VII
Approval of Advisory Agreement	VIII

Dear Shareholder,

In the first half of 2012, attention was largely focused on Europe as investors continued to look for signs of resolution to ongoing economic uncertainty. As the U.S. elections approach, economic data and political speculation are creating volatility in both foreign and domestic markets. While these conditions are likely difficult for some money managers, they also create opportunities for others. Campbell’s systematic approach has allowed us to manage recent swings in volatility by maintaining diversity and a stable risk posture at the portfolio level.

This year marks Campbell & Company’s 40th year of continuous operation. We are very proud of our firm’s ability to leverage 40 years of experience while remaining committed to the ongoing innovation and enhancement of our existing strategies. This requires constant and consistent investment in our people and our process. We recently expanded our research team with several new hires, leveraging our strategic partnerships with local academic channels. We also promoted a number of thought leaders within research to manage our core alpha and risk management teams. In addition, our continuing commitment is reflected in the expansion of our executive leadership team, and our expanded sales and marketing team which covers private client and institutional channels in the U.S. and abroad.

We continue to strive for excellence at Campbell, and these additions to our firm will help us maintain our competitive advantage.

Performance of the Campbell Multi-Strategy Trust

At Campbell, diversification is our mantra. The systematic application of this concept helped us navigate the volatility of the first half of 2012. Through June 2012, the Trust returned a 1.85% gain.

January

2012 began on a positive note, providing much needed relief to market participants across most sectors and a gain to the Trust of 4.10%. Improving global economic data, progress with the European sovereign debt crisis, and continued central bank support drove prices higher in many markets, with the notable exception of the U.S. Dollar. Campbell models were well positioned for these moves, recording gains in all four sectors with fixed income and stock index futures leading the way.

Rising global bond prices in the U.S., Europe, and Japan drove returns, gaining approximately 1.8% for the portfolio as yields continued to drop on further monetary easing. Long positions in U.S. and European equity indices were the major source of return in the stock index sector, adding 1.2% to the portfolio, as prices moved higher on positive global manufacturing data, improving sentiment in Europe, and the Fed’s pledge to keep interest rates low until 2014. The commodity and foreign exchange sectors were also profitable, driven by a short position in natural gas and long positions in the commodity linked currencies of Australia and New Zealand.

We have placed great emphasis on the evolution and agility of our models, enhancing our ability to take advantage of trends across different time horizons. Our systematic discipline has allowed us to stay engaged during difficult periods and maintain a steady risk posture to take advantage of opportunities as they have emerged, as was the case in January.

Past performance is not indicative of future results.

I - 1

February

February continued to exhibit a sense of global optimism that began 2012. Positive data in global economies and Central Bank support in China, Europe, and Japan pushed equity prices and many commodities higher, contributing to a gain for the Trust of 2.01%.

Fixed income prices and the U.S. Dollar against the G10 currencies, with the notable exception of the Japanese Yen, fell as investors moved towards risk assets. Campbell profited in three of the four major sectors traded, experiencing losses in fixed income, with commodities, equity indices, and foreign exchange driving gains.

Rising petroleum prices were a major contributor to Campbell’s performance as tensions with Iran, stronger U.S. economic data, and a tightening global supply environment led to the rally in prices, adding almost 2% to the portfolio. Additional gains were recorded in equity indices from a net long position in stock index futures as the upward trend continued. Equity market gains were driven by continued improvement in manufacturing, employment, and housing data, as well as friendly Central Bank policies and the approval of the second Greek bailout package. Other gains stemmed from currency trading, where the Japanese Yen was the major contributor. Our models quickly reacted to a changing trend in the Yen, a result of Japan’s trade balance ending 2011 in deficit territory for the first time in 30 years, and profited on the 6.5% loss in the currency’s value against the Dollar. A portion of these gains were offset by losses experienced in the fixed income sector as investors rotated out of the safety of government debt.

Diversity of time horizon in the trend following space was beneficial in the first two months of 2012. While some trends extended into February, others developed intra-month as a result of changing economic conditions and market-specific developments. Market conditions In January and February highlighted the importance of allocating across a diverse set of models.

March

March ended an overall profitable first quarter of 2012 with a pullback in performance of (2.53%). The majority of losses stemmed from a mid-month reversal of the longstanding upward trend in fixed income prices. Additional losses in Foreign Exchange trading were more than offset by gains in the Commodities and Equity Indices sectors. The diversity of markets held in Campbell’s portfolios helped to mitigate losses as the Fixed Income sector experienced particularly high volatility.

Better-than-expected economic data and the U.S. FOMC raising their assessment of the U.S. economy reduced the market’s expectation of additional Fed support and caused a move away from safe haven assets. Fixed income prices tumbled across the curve and Campbell’s long position in the sector suffered. Concerns over demand for commodities also caused losses for the portfolio as signs of a slowing economy in China caused the depreciation of the commodity-linked currencies of Australia and New Zealand. Gains in Equity Indices and Energies offset some losses as the Fed reaffirmed its easy-money policy, sending stocks higher, and the existing upward trend in oil and downward trend in natural gas extended.

Campbell’s strategies had seen significant gains over the preceding several months in the long fixed income trade and a sudden reversal in such a strong trend is bound to cause the portfolio some losses. It is because of the volatility in any single market or basket of correlated markets that we remain diversified and monitor our portfolio to reduce the concentration of risk to any single factor.

Past performance is not indicative of future results.

I - 2

April

A marginally profitable April began the second quarter of 2012 with gains in the Fixed Income sector. The other three sectors, Commodities, Foreign Exchange, and Stock Indices, detracted from portfolio performance. Markets continued to exhibit high volatility and a high sensitivity to headlines in the news, creating both challenges and opportunities for participants.

Softer economic data, increased expectations of action from central banks, and continued uncertainty in Europe pushed fixed income markets higher in April, leading gains in Campbell’s portfolio. Some of these gains were offset by losses in the equity markets from long positions in global stock index futures. Additional losses were recorded in the commodity markets from our long positions in the energy markets as petroleum prices consolidated through the month of April with gasoline underperforming the complex. The price action in energies revealed a pause in the geopolitical fears that have gripped the markets for much of the year as well as a pause in the excitement over the better than expected economic performance in the US through Q1. Losses were also experienced in the foreign exchange markets from our short positions in the Japanese Yen. The value of the Yen strengthened by almost 3% as the Bank of Japan, who was under pressure to deliver more easing at the end of the month, and broadly disappointed the markets.

May

Campbell’s strategies recorded gains in three of four sectors traded in May, ending the month with a return of 4.40%. Continued problems in Europe and signs of a slowing global economy helped push safe haven asset prices higher and caused risk assets to fall. The fixed income, foreign exchange, and commodity sectors were profitable for the portfolio while the equity indices sector detracted from performance.

The primary source of returns in May came from the fixed income sector. Weaker economic numbers and persisting uncertainty across the euro zone drove many fixed income yields to record lows, negative in some cases, and benefited Campbell’s long position in global government bond futures. Increased safe haven demand produced additional gains in the foreign exchange sector from our long positions in the U.S. Dollar, particularly vs. the Euro currency. The U.S. Dollar reached its highest level since September 2010 with the Dollar Index (DXY) up over 5% on the month. Ongoing efforts by the Bank of Japan and the Swiss National Bank to limit their currency’s strength helped bolster the appeal of the Dollar. Smaller gains were recorded in the commodity markets from our short positions in cotton as the soft commodity sold-off all month and ended the month down 21.52% on increasing global supply and falling demand in China. Additional gains in the commodity markets came from short positions in base and precious metals.

A portion of these gains were offset by losses in the equity markets from positions in U.S. and global stock index futures as the markets sold off aggressively on the back of concerns about a possible Greek exit from the European Union, Spain’s struggle to recapitalize its’ banks, and softer global economic data.

June

Campbell’s strategies experienced losses in all sectors during the month of June, leading to a loss of (5.79%). Global market moves caused by unexpected policy responses from the E.U. summit on the final day of the month reversed gains in profitable sectors and exacerbated losses in unprofitable sectors.

Past performance is not indicative of future results.

I - 3

Foreign exchange markets led losses in June from a long position in the U.S. Dollar, particularly against the Euro. The Euro rallied into month-end on market optimism from the E.U. summit after European leaders agreed to recapitalize banks directly from the bailout fund and to remove ESM seniority for Spain. These developments, combined with the formation of a government in Greece, caused a decline in safe haven asset prices and recorded losses in our long global government bond and short European stock index positions.

In the commodity markets, natural gas prices increased on warmer-than-normal weather, low storage injection numbers from the EIA, and a tropical storm in the gulf, leading to losses from our short position. The rally in coffee prices on supply concerns out of Brazil also led to losses from our short position in the soft commodity.

While this short term pullback in performance was disappointing, 2012 remains an overall profitable year for our strategies and we continue to seek absolute returns for our clients.

Summary

As the search for liquid strategies offering diversification and low correlation continues, Campbell is positioned to grow alongside the managed futures industry. We remain committed to navigating this landscape on your behalf.

Thank you for your trust and confidence,

Stephen C. Roussin

Chief Executive Officer

Past performance is not indicative of future results.

I - 4

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

INVESTMENT SECURITIES

Common Stocks

Argentina
Telecommunication Services
		$1,382	0.00%
Bermuda
Consumer Discretionary
		$1,607	0.00%
Energy
		$39,326	0.03%
Financials
		$258,216	0.17%
Total Bermuda		$299,149	0.20%

Brazil
Industrials
Embraer SA	52,806	$1,400,943	0.93%

Utilities
		$104,080	0.07%
Total Brazil		$1,505,023	1.00%

Canada
Consumer Discretionary
		$78,670	0.05%
Energy
		$130,039	0.09%
Financials
		$30,938	0.02%
Information Technology
		$21,158	0.01%
Materials
		$843,799	0.56%
Total Canada		$1,104,604	0.73%

Cayman Islands
Consumer Discretionary
		$128,895	0.09%
Consumer Staples
		$20,114	0.01%

See Accompanying Notes to Financial Statements.

II-1

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Total Cayman Islands		$149,009	0.10%

Chile
Utilities
		$8,883	0.01%
China
Energy
		$169,100	0.11%
France
Telecommunication Services
		$97,722	0.06%
Germany
Health Care
		$8,259	0.01%
Industrials
		$166,627	0.11%
Total Germany		$174,886	0.12%

India
Consumer Discretionary
		$69,965	0.05%
Health Care
		$15,196	0.01%
Total India		$85,161	0.06%

Ireland
Health Care
		$195,661	0.13%
Industrials
		$51,254	0.03%
Information Technology
		$529,273	0.35%
Total Ireland		$776,188	0.51%

Israel
Health Care
		$336,502	0.22%
Information Technology
Check Point Software Technologies Ltd. *	15,553	$771,273	0.51%

Total Israel		$1,107,775	0.73%

Japan

See Accompanying Notes to Financial Statements.

II-2

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Consumer Discretionary
		$4,486,623	2.97%
Consumer Staples
		$1,342,565	0.89%
Energy
		$297,390	0.20%
Financials
		$2,348,611	1.56%
Health Care
		$445,100	0.29%
Industrials
		$4,653,179	3.08%
Information Technology
		$2,402,936	1.59%
Materials
		$3,133,286	2.08%
Telecommunication Services
		$128,491	0.09%
Utilities
		$960,578	0.63%
Total Japan		$20,198,759	13.38%

Jersey
Materials
		$72,008	0.05%
Marshall Islands
Energy
		$282,406	0.19%
Industrials
		$4,816	0.00%
Total Marshall Islands		$287,222	0.19%

Mexico
Telecommunication Services
		$2,554	0.00%
Netherlands
Energy
		$429,294	0.29%
Information Technology
		$139,245	0.09%
Total Netherlands		$568,539	0.38%

See Accompanying Notes to Financial Statements.

II-3

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Panama
Consumer Discretionary
		$297,327	0.20%
Industrials
		$20,208	0.01%
Total Panama		$317,535	0.21%

South Korea
Financials
		$5,950	0.00%
Switzerland
Energy
		$189,584	0.12%
Financials
		$10,971	0.01%
Total Switzerland		$200,555	0.13%

Taiwan, Province Of China
Telecommunication Services
		$28,350	0.02%
United Kingdom
Consumer Staples
		$143,376	0.09%
Health Care
		$470,146	0.32%
Total United Kingdom		$613,522	0.41%

United States
Consumer Discretionary
Genesco Inc. *	13,047	$784,777	0.52%
Genuine Parts Co.	15,588	$939,177	0.64%
Steven Madden, Ltd. *	19,609	$622,586	0.41%
Tractor Supply Company	11,709	$972,550	0.67%
Yum! Brands, Inc.	15,109	$973,322	0.64%
Other		$8,596,497	5.66%
Total Consumer Discretionary		$12,888,909	8.54%

Consumer Staples
ConAgra Foods, Inc.	27,310	$708,148	0.47%
Ingredion Incorporated	20,058	$993,272	0.65%
Other		$3,205,284	2.13%
Total Consumer Staples		$4,906,704	3.25%

See Accompanying Notes to Financial Statements.

II-4

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Energy
Rosetta Resources, Inc. *	17,286	$633,013	0.42%
Williams Companies, Inc.	41,469	$1,195,137	0.80%
Other		$2,408,463	1.59%
Total Energy		$4,236,613	2.81%

Financials
BlackRock, Inc.	6,306	$1,070,885	0.73%
Marsh & McLennan Companies, Inc.	19,930	$642,344	0.43%
Other		$4,268,753	2.80%
Total Financials		$5,981,982	3.96%

Health Care
Aetna Inc.	38,181	$1,480,277	0.97%
Medicis Pharmaceutical Corp. Class A	19,855	$678,048	0.45%
Other		$6,653,255	4.42%
Total Health Care		$8,811,580	5.84%

Industrials
Clean Harbors, Inc. *	21,945	$1,238,137	0.80%
Lincoln Electric Holdings Inc.	14,208	$622,168	0.41%
Rockwell Automation Inc.	11,151	$736,635	0.49%
SPX Corporation	12,955	$846,221	0.56%
Waste Connections Inc.	26,138	$782,049	0.52%
Other		$5,478,646	3.65%
Total Industrials		$9,703,856	6.43%

Information Technology
Qualcomm Incorporated	18,881	$1,051,294	0.70%
Teradyne Inc. *	47,685	$670,451	0.43%
Other		$7,324,268	4.86%
Total Information Technology		$9,046,013	5.99%

Materials
Celanese Corporation	18,847	$652,483	0.44%
Other		$3,496,679	2.31%
Total Materials		$4,149,162	2.75%

Telecommunication Services
		$60,800	0.04%
Utilities
ITC Holdings Corp.	17,978	$1,238,864	0.82%

See Accompanying Notes to Financial Statements.

II-5

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

NiSource Inc.	43,897	$1,086,451	0.72%
OGE Energy Corp.	14,415	$746,553	0.49%
Southern Company	32,107	$1,486,551	0.97%
Other		$1,114,391	0.74%
Total Utilities		$5,672,810	3.74%

Total United States		$65,458,429	43.35%

Total Common Stocks (cost - $91,616,048)		$93,232,305	61.75%

United States Government Securities**

Maturity	Maturity
Face Value	Date	Description
$10,000,000	09/27/2012	U.S. Treasury Bill
(cost, including accrued interest, - $9,997,800)			$9,997,800	6.62%

Total investment securities
(cost - $101,613,848)			$103,230,105	68.37%

FUTURES CONTRACTS PURCHASED

Description
Agriculture	$968,147	0.64%
Long-term interest rates	$(635,458)	(0.42)%
Metals	$252,598	0.17%
Short-term interest rates	$(245,631)	(0.16)%
Stock indices	$271,725	0.18%
Net unrealized gain on futures contracts purchased	$611,381	0.41%

FUTURES CONTRACTS SOLD

Description
Agriculture	$(807,779)	(0.53)%
Energy	$(957,290)	(0.63)%

 See Accompanying Notes to Financial Statements.

II-6

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Long-term interest rates		$(3,063)	0.00%
Metals		$(242,411)	(0.16)%
Short-term interest rates		$270	0.00%
Stock indices		$(703,807)	(0.47)%
Net unrealized loss on futures contracts sold		$(2,714,080)	(1.79)%

Net unrealized loss on futures contracts		$(2,102,699)	(1.38)%

LONG FORWARD CURRENCY CONTRACTS

Description
Various long forward currency contracts		$1,695,216	1.12%
Total long forward currency contracts		$1,695,216	1.12%

SHORT FORWARD CURRENCY CONTRACTS

Description
Australian Dollar, Maturity Date 9/19/12		$(830,471)	(0.55)%
Euro, Maturity Date 9/19/12		$(784,718)	(0.52)%
Other short forward currency contracts		$(2,738,052)	(1.81)%
Total short forward currency contracts		$(4,353,241)	(2.88)%

Net unrealized loss on forward currency contracts		$(2,658,025)	(1.76)%

INVESTMENT SECURITIES SOLD SHORT

Common Stocks
Australia
Materials
		$101,215	0.07%
Bermuda
Energy
		$411,590	0.28%
Financials
		$443,911	0.29%
Information Technology
		$19,469	0.01%

 See Accompanying Notes to Financial Statements.

II-7

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Total Bermuda		$874,970	0.58%

Brazil
Energy
		$41,895	0.03%
Materials
		$137,019	0.09%
Total Brazil		$178,914	0.12%

Canada
Consumer Staples
		$84,169	0.06%
Energy
		$565,069	0.37%
Financials
		$123,275	0.08%
Industrials
		$194,666	0.13%
Information Technology
		$10,963	0.01%
Materials
		$167,865	0.11%
Total Canada		$1,146,007	0.76%

Denmark
Health Care
		$229,492	0.15%
France
Energy
		$318,381	0.21%
Hong Kong
Telecommunication Services
		$99,171	0.07%
India
Financials
		$176,148	0.12%
Ireland
Information Technology
		$352,032	0.23%
Israel
Information Technology
		$25,693	0.02%
Japan

 See Accompanying Notes to Financial Statements.

II-8

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Consumer Discretionary
		$4,201,564	2.78%
Consumer Staples
		$734,794	0.49%
Energy
		$430,691	0.29%
Financials
		$2,696,079	1.79%
Health Care
		$1,532,520	1.01%
Industrials
		$4,937,949	3.27%
Information Technology
		$3,070,284	2.03%
Materials
		$1,933,394	1.28%
Telecommunication Services
		$133,591	0.09%
Utilities
		$606,097	0.40%
Total Japan		$20,276,963	13.43%

Luxembourg
Materials
		$38,220	0.03%
Mexico
Consumer Discretionary
		$330,019	0.22%
Consumer Staples
Fomento Econ - Adr	7,542	$673,124	0.44%
Other		$538,571	0.36%
Total Consumer Staples		$1,211,695	0.80%

Total Mexico		$1,541,714	1.02%

Netherlands
Industrials
Koninklijke Philips Electronics - Adr	31,449	$618,602	0.41%
Other		$84,611	0.06%
Total Industrials		$703,213	0.47%

Norway

 See Accompanying Notes to Financial Statements.

II-9

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Energy
		$231,370	0.15%
Panama
Energy
		$152,395	0.10%
Peru
Materials
		$297,156	0.20%
Singapore
Information Technology
		$12,555	0.01%
South Korea
Materials
		$227,163	0.15%
Telecommunication Services
		$42,018	0.03%
Total South Korea		$269,181	0.18%

Spain
Financials
		$56,772	0.04%
Taiwan, Province Of China
Information Technology
		$115,840	0.08%
United Kingdom
Energy
		$441,487	0.29%
Financials
		$156,882	0.10%
Materials
		$156,243	0.10%
Telecommunication Services
		$335,427	0.23%
Total United Kingdom		$1,090,039	0.72%

United States
Consumer Discretionary
Gannett Co., Inc.	53,707	$791,104	0.52%
Guess?, Inc.	37,630	$1,142,823	0.79%
PetSmart, Inc.	14,234	$970,474	0.64%
The Walt Disney Company	23,044	$1,117,634	0.74%
Time Warner Inc.	24,722	$951,797	0.63%
Other		$8,225,844	5.42%

 See Accompanying Notes to Financial Statements.

II-10

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Total Consumer Discretionary		$13,199,676	8.74%

Consumer Staples
Costco Wholesale Corporation	7,606	$722,570	0.48%
Dean Foods Company ***	52,661	$896,817	0.59%
Reynolds American Inc.	24,608	$1,104,161	0.73%
Other		$2,381,378	1.58%
Total Consumer Staples		$5,104,926	3.38%

Energy
		$3,451,323	2.29%
Financials
Ocwen Financial Corp. ***	54,193	$1,017,745	0.68%
Other		$2,758,829	1.82%
Total Financials		$3,776,574	2.50%

Health Care
Auxilium Pharmaceuticals Inc. ***	27,009	$726,272	0.48%
Cepheid ***	15,596	$696,361	0.46%
Community Health Systems, Inc. ***	40,419	$1,132,945	0.74%
Edwards Lifesciences Corp. ***	10,068	$1,040,024	0.69%
Johnson & Johnson	15,290	$1,032,992	0.68%
Laboratory Corp. Of America Holdings ***	8,314	$769,960	0.51%
Merck & Co., Inc.	26,280	$1,097,190	0.73%
Other		$5,958,642	3.96%
Total Health Care		$12,454,386	8.25%

Industrials
Northrop Grumman Corporation	18,020	$1,149,486	0.78%
Other		$7,210,343	4.76%
Total Industrials		$8,359,829	5.54%

Information Technology
CIENA Corp. ***	45,277	$741,184	0.49%
Paychex, Inc.	32,351	$1,016,145	0.66%
Other		$8,545,092	5.67%
Total Information Technology		$10,302,421	6.82%

Materials
		$3,945,439	2.61%
Telecommunication Services
TW Telecom Inc. ***	33,557	$861,073	0.57%

 See Accompanying Notes to Financial Statements.

II-11

THE CAMPBELL MULTI-STRATEGY TRUST

CONDENSED SCHEDULE OF INVESTMENTS

JUNE 30, 2012 (Unaudited)

			% of Net
	Shares	Value ($)	Asset Value

Other		$240,328	0.16%
Total Telecommunication Services		$1,101,401	0.73%

Utilities
National Fuel Gas Co.	14,049	$660,022	0.41%
Other		$2,622,925	1.74%
Total Utilities		$3,282,947	2.15%

Total United States		$64,978,922	43.01%

Virgin Islands (british)
Industrials
		$42,647	0.03%

Total investment securities sold short (proceeds - $89,203,648)		$93,309,010	61.80%

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt

See Accompanying Notes to Financial Statements.

II-12

THE CAMPBELL MULTI-STRATEGY TRUST

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2012 (Unaudited)

ASSETS
Investment in securities, at value (cost - $101,613,848)	$103,230,105
Cash deposits with custodian*	41,418,077
Cash deposits with securities broker**	91,270,164
Restricted cash deposits with futures broker	13,105,016
Cash deposits with forwards broker	406,436
Cash	4,181,110
Receivable for securities sold	58,890,436
Dividends receivable	78,065
Interest receivable	161,461
Prepaid expenses	6,271
Total assets	312,747,141

LIABILITIES
Securities sold short at value (proceeds - $89,203,648)	$93,309,010
Net unrealized loss on open futures contracts	2,102,699
Net unrealized loss on open forward currency contracts	2,658,025
Payable for securities purchased	59,140,075
Accounts payable	152,188
Accrued commissions and other trading fees on open futures
and forward currency contracts	19,625
Securities brokerage fees payable	174,457
Dividends payable	71,842
Redemptions payable	3,584,213
Trading management fee payable	251,710
Sales fee payable	201,710
Offering costs payable	94,392
Total liabilities	161,759,946

NET ASSETS	$150,987,195

SHAREHOLDERS' CAPITAL (Net Assets)
115,377.554 shares outstanding at June 30, 2012;
unlimited shares authorized	$150,987,195

Total shareholders’ capital (Net Assets)
(equivalent to $1,308.64 per share
based on 115,377.554 shares outstanding)	$150,987,195

*	- including foreign currency valued at $3,146,348 with a cost of $3,156,703 with custodian.
**	- including foreign currency valued at $(1,144,693) with a cost of $(1,150,562) with securities broker.

See Accompanying Notes to Financial Statements.

III

THE CAMPBELL MULTI-STRATEGY TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $27,113)	$718,929
Interest income	964,482
Total income	1,683,411

EXPENSES
Sales fee	1,409,672
Trading management fee	1,451,911
Dividends on securities sold short	839,938
Stock loan fees	1,065,333
Professional fees	89,213
Offering costs	544,469
Custodian fees	517,727
Trustees’ fees	50,000
Total expenses	5,968,263
Net investment loss	(4,284,852)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments:
Investment securities trading and foreign currency, net	243,240
Gain on securities sold short and foreign currency	14,094
Futures trading, net	13,964,479
Forwards trading, net	3,421,766
Total net realized gain from investments	17,643,579

Net change in unrealized appreciation (depreciation) of investments:
Investment securities trading and foreign currency	1,547,069
Loss on investment securities sold short and foreign currency	(2,861,843)
Futures trading, net	(4,523,196)
Forwards trading, net	(5,688,708)
Net change in unrealized appreciation of investments	(11,526,678)
Net realized and unrealized gain from investments	6,116,901
Net increase in net assets from operations	$1,832,049

See Accompanying Notes to Financial Statements.

IV

THE CAMPBELL MULTI-STRATEGY TRUST
STATEMENTS OF CHANGES IN SHAREHOLDERS’ CAPITAL (NET ASSETS)
FOR THE SIX MONTHS ENDED JUNE 30, 2012
AND THE YEAR ENDED DECEMBER 31, 2011 (Unaudited)

	Total Number of Shares	Shareholder's Capital (Net assets)

Balances at January 1, 2011	$97,626.409	$125,652,640

Increase (decrease) in net assets from operations:
Net investment loss		(7,574,683)
Net realized gain from investments		5,050,454
Net change in unrealized appreciation of investments		2,070,194
Net decrease in net assets from operations		(454,035)

Capital transactions:
Shareholder subscriptions	20,236.360	26,303,462
Shareholder repurchases	(16,014.982)	(20,639,330)
Total capital transactions	4,221.378	5,664,132

Balances at December 31, 2011	101,847.787	130,862,737

Increase (decrease) in net assets from operations:
Net investment loss		(4,284,852)
Net realized gain from investments		17,643,579
Net change in unrealized (depreciation) of investments		(11,526,678)
Net increase in net assets from operations		1,832,049

Capital transactions:
Shareholder subscriptions	19,225.300	25,808,669
Shareholder repurchases	(5,695.533)	(7,516,260)
Total capital transactions	13,529.767	18,292,409

Balances at June 30, 2012	115,377.554	$150,987,195

See Accompanying Notes to Financial Statements.

V

THE CAMPBELL MULTI-STRATEGY TRUST FINANCIAL HIGHLIGHTS (Unaudited)

The following information presents per share operating performance data and other supplemental financial data for the period ended June 30, 2012 and for the years ended December 31, 2011, 2010, 2009, 2008 and 2007. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)

	For the Period Ended June 30, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Net asset value per share, beginning of period	$1,284.89	$1,287.08	$1,096.29	$1,110.00	$1,060.55	$1,321.50

Income (loss) from operations:
Net realized and unrealized gain (loss) on investment transactions (1)	63.57	72.69	256.41	49.51	67.61	(261.47)
Net investment income (loss) (1)	(39.82)	(74.88)	(65.62)	(63.22)	(18.16)	0.52

Total income (loss) from investment operations	23.75	(2.19)	190.79	(13.71)	49.45	(260.95)

Net asset value per share at end of period	$1,308.64	$1,284.89	$1,287.08	$1,096.29	$1,110.00	$1,060.55

Total Return (5)	1.85%	(0.17)%	17.40%	(1.24)%	4.66%	(19.75)%

Total Return prior to performance fee (5)	1.85%	(0.17)%	17.40%	(1.24)%	4.66%	(19.24)%

Supplemental Data

Net Assets at the end of period	$150,987,195	$130,862,737	$125,652,640	$157,116,128	$198,228,981	$217,431,950

Ratios to average net asset value:
Net expenses prior to performance fee (3,4)	8.22%	7.04%	7.18%	6.74%	3.74%	5.48%
Performance fee (5)	0.00%	0.00%	0.00%	0.00%	0.00%	0.45%

Net expenses (3)	8.22%	7.04%	7.18%	6.74%	3.74%	5.93%

Net investment income (loss) (3,4)	(5.90)%	(5.74)%	(5.94)%	(5.81)%	(1.66)%	0.04%

Portfolio turnover rate (2,4)	2,819%	3,258%	3,219%	3,782%	4,471%	1,000%

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of subscriptions and redemptions.

See Accompanying Notes to Financial Statements.

VI-1

THE CAMPBELL MULTI-STRATEGY TRUST FINANCIAL HIGHLIGHTS (Unaudited)

(1)	Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.
(2)	Applies only to the equities portion of the portfolio.
(3)	Such percentages are after the waived trading management fee. The Advisor voluntarily waived its trading management fee equal to 2.01% of average net assets for the year ended December 31, 2008 and a portion of its trading management fee equal to 0.60% of average net assets for the year ended December 2007.
(4)	Annualized.
(5)	Not Annualized.

See Accompanying Notes to Financial Statements.

VI-2

THE CAMPBELL MULTI-STRATEGY TRUST NOTES TO FINANCIAL STATEMENTS JUNE 30, 2012 (Unaudited)

Note 1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C., which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options on forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

B.	Method of Reporting

The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.	Cash

Cash includes cash and short-term time deposits held at financial institutions.

D.	Futures and Forward Currency Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when contracts are liquidated. Net unrealized gains and losses on open contracts (the difference between contract trade price and fair value) are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 210-20, Balance Sheet - Offsetting. The fair value of futures contracts as reported by the various futures exchanges, and reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.	Investment Securities

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a short sale). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage

VII-1

THE CAMPBELL MULTI-STRATEGY TRUST NOTES TO FINANCIAL STATEMENTS JUNE 30, 2012 (Unaudited)

commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. Treasury bills are stated at cost plus accrued interest, which approximates market value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S.) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by Campbell & Company Investment Adviser LLC (the Adviser), those securities may be valued at fair value as determined in good faith by the Adviser.

F.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills. See Note 1. D. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the period ended June 30, 2012, the Trust did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a recurring basis as of June 30, 2012.

	Fair Value at June 30, 2012
Description	Level 1	Level 2	Level 3	Total
Investments
Investment securities	$93,232,305	$9,997,800	$0	$103,230,105
Investment securities sold short	(93,309,010)	0	0	(93,309,010)
Other Financial Instruments
Exchange traded futures contracts	(2,102,699)	0	0	(2,102,699)
Forward currency contracts	0	(2,658,025)	0	(2,658,025)
Total	$(2,179,404)	$7,339,775	$0	$5,160,371

VII-2

THE CAMPBELL MULTI-STRATEGY TRUST NOTES TO FINANCIAL STATEMENTS JUNE 30, 2012 (Unaudited)

The gross presentation of the fair value of the Trust's derivatives by instrument type is shown in Note 10. See Condensed Schedule of Investments for additional detail categorization.

G.	Income Taxes

The Trust is treated like a partnership for tax purposes. The Trust prepares calendar year U.S. and applicable state tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes, to the Trust, and has determined that no reserves for uncertain tax positions were required. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2008 through 2011 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

H.	Offering Costs

The Adviser has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At June 30, 2012, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $94,392. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At June 30, 2012, the amount of unreimbursed offering costs incurred by the Adviser is $199,333.

I.	Foreign Currency Transactions

The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Statement of Assets and Liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

J.	Recently Issued Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS  ("ASU 2011-04"), to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards.  ASU 2011-04 explains how to measure fair value.  It does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting.  As of January 1, 2012, the Trust adopted the provisions of ASU 2011-04.  The adoption of ASU 2011-04 did not have a material impact on the Trust’s financial statement disclosures.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), which requires entities to disclose information about financial instruments and derivative instruments that have been offset or that subject to enforceable master netting agreements, to enable users of its financial statements to

VII-3

THE CAMPBELL MULTI-STRATEGY TRUST NOTES TO FINANCIAL STATEMENTS JUNE 30, 2012 (Unaudited)

evaluate the effect or potential effect of those agreements on its financial position. Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements. The amendments in ASU No. 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013, and an entity should provide the disclosures required by the amendments retrospectively for all comparable periods presented. The Trust is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

Note 2.  INVESTMENT ADVISER

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined in the Agreement). The performance fee is not subject to any clawback provisions. Fees are typically paid in the month following the month in which they are earned.  The fees are paid from the available cash held at the Trust's bank, brokers or custodian. No performance fee was earned during the period ended June 30, 2012.

Note 3.  SALES FEE

Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 4.  ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional fees, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the limit of three years of being incurred. Actual operating expenses were less than 0.5% (annualized) of average month-end Net Asset Value for the period ended June 30, 2012.

Note 5.  DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with Newedge USA, LLC (the broker), subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 6.  DEPOSITS WITH CUSTODIAN AND SECURITIES BROKER

The Trust deposits cash and purchased securities with a custodian, State Street Bank and Trust Company, subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker, Morgan Stanley & Co. Incorporated, are satisfied by cash deposited with the securities broker and the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian and the securities broker. The Trust pays stock loan fees on assets borrowed from the securities broker.

VII-4

THE CAMPBELL MULTI-STRATEGY TRUST NOTES TO FINANCIAL STATEMENTS JUNE 30, 2012 (Unaudited)

Assets on deposit with a custodian and securities broker are subject to credit risk. In the event of a custodian's or securities broker's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7.  DEPOSITS WITH INTERBANK MARKET MAKER

The Trust’s counterparty with regard to its forward currency transactions is the Royal Bank of Scotland PLC ("RBS"). The Trust has entered into an International Swap and Derivatives Association, Inc. agreement with RBS which governs these transactions. The credit ratings reported by the three major rating agencies for RBS were considered investment grade as of June 30, 2012. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with RBS. The Trust typically earns interest income on its assets deposited with RBS.

Note 8.  SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

During the six months ended June 30, 2012, the Trust completed two quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase March 31, 2012	Repurchase June 30, 2012
Commencement Date	February 15, 2012	May 16, 2012
Percentage of Outstanding Shares Tendered	2.8%	2.4%
Percentage of Outstanding Shares Repurchased	2.8%	2.4%
Amount of Repurchase	$3,932,046	$3,584,214

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 9.  SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the period ended June 30, 2012 were $2,490,334,933 and $2,489,144,173, respectively.

The U.S. federal income tax basis of the Trust's investments at June 30, 2012 was as follows:

Investment securities	$103,230,105
Securities sold short	(93,309,010)

VII-5

THE CAMPBELL MULTI-STRATEGY TRUST NOTES TO FINANCIAL STATEMENTS JUNE 30, 2012 (Unaudited)

Open forward currency contracts	(2,545,178)
Open futures contracts	(1,557,833)

The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized depreciation for federal income tax purposes was $(657,713) (gross unrealized appreciation was $496,701 and gross unrealized depreciation was $(1,154,414)).

Note 10.  TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts and forward currency contracts (collectively, "derivatives"). Specifically, the Trust trades a portfolio focused on financial futures, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or stock index values, as well as metals, energy and agriculture values. The Trust is exposed to both market risk, the risk arising from changes in the fair value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative trading purposes, and all or a substantial amount of the Trust's assets are subject to the risk of trading loss. Unlike an operating company, the risk of market sensitive instruments is integral, not incidental, to the Trust's main line of business.

The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the Statement of Assets and Liabilities.

The Trust also trades forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and good faith deposits with the interbank market maker at June 30, 2012 was $9,997,800, which equals approximately 7% of Net Asset Value.

For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short.

The Trust has adopted the provisions of ASC 815, Derivatives and Hedging (ASC 815).  ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows. The following tables summarize quantitative information required by ASC 815.

The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of June 30, 2012 is as follows:

VII-6

THE CAMPBELL MULTI-STRATEGY TRUST NOTES TO FINANCIAL STATEMENTS JUNE 30, 2012 (Unaudited)

Type of Instrument *	Statement of Assets and Liabilities Location	Asset Derivatives at June 30, 2012 Fair Value	Liability Derivatives at June 30, 2012 Fair Value	Net
Agriculture Contracts	Net unrealized loss on open futures contracts	$997,792	$(837,424)	$160,368
Energy Contracts	Net unrealized loss on open futures contracts	24,080	(981,370)	(957,290)
Metal Contracts	Net unrealized loss on open futures contracts	597,295	(587,108)	10,187
Stock Indices Contracts	Net unrealized loss on open futures contracts	283,226	(715,308)	(432,082)
Short-Term Interest Rate Contracts	Net unrealized loss on open futures contracts	40,759	(286,120)	(245,361)
Long-Term Interest Rate Contracts	Net unrealized loss on open futures contracts	111,861	(750,382)	(638,521)
Forward Currency Contracts	Net unrealized loss on forward currency contracts	2,547,803	(5,205,828)	(2,658,025)
Totals		$4,602,816	$(9,363,540)	$(4,760,724)

* Derivatives not designated as hedging instruments under ASC 815

The trading revenue of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the six months ended June 30, 2012 is as follows:

Type of Instrument	Trading Gains/Losses for the Six Months Ended June 30, 2012
Agriculture Contracts	$1,889,219
Energy Contracts	1,502,685
Metal Contracts	(775,097)
Stock Indices Contracts	(145,985)
Short-Term Interest Rate Contracts	1,982,069
Long-Term Interest Rate Contracts	5,416,918
Forward Currency Contracts	(2,250,942)
Total	$7,618,867

VII-7

THE CAMPBELL MULTI-STRATEGY TRUST NOTES TO FINANCIAL STATEMENTS JUNE 30, 2012 (Unaudited)

Statement of Operations Location	Trading Gains/Losses for the Six Months Ended June 30, 2012
Net realized gain (loss) from investments:
Futures trading, net**	$14,393,006
Forwards trading, net**	3,437,765
Net change in unrealized (depreciation):
Futures trading	(4,523,196)
Forwards trading	(5,688,708)
Total	$7,618,867

** Amount differs from the amount on the Statement of Operations as the amount above is before reduction of trading commissions and fees and does not include gains and losses on foreign currency cash balances at the futures broker.

For the six months ended June 30, 2012, the monthly average of futures contracts bought and sold was approximately 12,700 and the monthly average of notional value of forward currency contracts was $881,400,000.

Open contracts generally mature within twelve months; as of June 30, 2012, the latest maturity date for open futures contracts is September 2014 and the latest maturity date for open forward currency contracts is September 2012. However, the Trust intends to close all futures and forward currency contracts prior to maturity.

The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser's basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio for derivatives positions that rarely exceeds 30%. The Adviser's attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per "risk unit" of assets under management. In addition, the Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as reducing position sizes dynamically in response to trading losses. The Adviser controls the risk of the Trust's non-trading instruments (Treasury Bills held for cash management purposes) by limiting the duration of such instruments to no more than six months.

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Adviser believes to be creditworthy. The shareholders bear the risk of loss only to the extent of the market value of their respective investments, and in certain specific circumstances, distributions and redemptions received.

Note 11.  INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 12.  SUBSEQUENT EVENTS

Management of the Trust evaluated subsequent events through the date the financial statements were filed. There are no subsequent events to disclose or record.

VII-8

Approval of Investment Advisory Agreement

At a meeting held on June 18, 2012, the Board of Trustees of the Campbell Multi-Strategy Trust (the “Trust), including all of the Independent Trustees, considered the extension of the Investment Advisory Agreement between the Trust and Campbell & Company Investment Adviser LLC (“Campbell”) for an additional year.

In considering whether to continue the Trust’s Investment Advisory Agreement, the Trustees reviewed materials provided by Campbell and Trust Counsel, which included, among other things, performance and fee information for the Trust and other competitive funds, information regarding Campbell’s financial condition and the duties of the Trustees. The Trustees also met with investment management personnel from Campbell and considered information and other materials deemed relevant to the Board’s determination that had been provided at or prior to the meeting and throughout the year. The Trustees considered factors relating to both the selection of Campbell as the Trust’s Investment Adviser and the fees payable to Campbell. In particular, the Trustees considered the nature, extent and quality of services provided by Campbell, the investment performance of the Trust and Campbell, whether economies of scale are relevant to the overall fees, and the cost of the services provided and profits realized by Campbell from its relationship with the Trust.

Nature, extent and quality of services provided by Campbell.  First, the Trustees reviewed the services that Campbell provides to the Trust, including making the day-to-day investment decisions for the Trust, and generally managing the Trust’s investments in accordance with the stated policies of the Trust.  The Trustees considered Campbell’s ability to continue to perform the services required of it by the Trust, including Campbell’s financial condition and whether Campbell had the financial and other resources necessary to continue to carry out its functions under the Investment Advisory Agreement.  The Trustees also considered the amount of time Campbell dedicated to the Trust during the previous year.  Additionally, the Trustees considered the services provided by Campbell to other clients that it manages, as well as the robust compliance program of Campbell and Campbell’s commitment to updating such program on a regular basis.

In addition, the Trustees considered the size, education, background and experience of Campbell’s staff.  They also took into consideration Campbell’s quality of service and longevity in the industry.  Lastly, the Trustees reviewed Campbell’s ability to attract and retain quality and experienced personnel.  In this regard, the Trustees considered and reviewed the changes in staffing at Campbell during the prior year.

The Trustees concluded that the scope of services provided by Campbell to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle such as the Trust, and that the level of services provided by Campbell had not diminished since the initial approval of the Investment Advisory Agreement.

VIII-1

Performance. Next, the Trustees reviewed the past investment performance of the Trust.  The Trustees then reviewed Campbell’s performance with respect to the funds and other clients for which it provides investment advisory services.  The Trustees recognized that past performance is not an indicator of future performance, but determined that such information was relevant, and found that Campbell had the necessary expertise to manage the Trust in accordance with its investment objectives and strategies.

Cost of the services provided and profits realized by Campbell. Next, the Trustees considered the cost of the services provided by Campbell.  As part of their analysis, the Trustees gave substantial consideration to the fees payable to Campbell.  The Trustees noted that Campbell’s management fee, which is determined as a percentage of average month-end net assets of the Trust, has been waived from September 1, 2007 through December 31, 2008.  In addition, the Trustees considered that Campbell is also paid a quarterly performance fee determined as a percentage of aggregate cumulative appreciation of the Trust’s assets, including interest income, and as adjusted for subscriptions and repurchases, on a cumulative high water mark basis.

In reviewing the management fee, the Trustees considered the management fees of the Competitive Funds, but noted the differences between the Trust and the Competitive Funds, the fact that Campbell had previously waived its management fee and had not collected a quarterly performance fee.  The Trustees also considered the fees charged by Campbell to the other funds and investment vehicles for which it provides advisory services.  It was noted that while the effect of “economies of scale” is a factor to consider, it was not relevant to the Trust at the current asset level and especially considering the reduction in the Trust’s assets.

The Trustees concluded that, based upon the nature and quality of services provided and the characteristics of the Trust, the management fee and performance fee were reasonable, both on an absolute basis and as compared to those of the Competitive Funds and those charged by Campbell to other funds and clients for which it provides advisory services.

Finally, the Trustees reviewed information related to Campbell’s profitability based upon its relationship with the Trust and related to Campbell’s financial condition.  The Trustees considered the level of Campbell’s profits and whether the profits were reasonable.  In this discussion it was again noted that for the period September 1, 2007 through December 31, 2008, Campbell was not paid a management fee and that the Adviser did not profit from its service to the Trust since September 1, 2007 and would not receive a quarterly performance fee unless the Trust exceeded the high water mark set in June 2007.  The Trustees found that the profits realized by Campbell from its relationship with the Trust during the periods it has received a management fee, and a performance fee when appropriate, were reasonable and consistent with its fiduciary duties and would be appropriate during the next term of the agreement.  The Trustees also found that Campbell had the financial resources necessary to continue to carry out its functions under the Investment Advisory Agreement.

VIII-2

After considering all of these factors, the Trustees, including all of the Independent Trustees, unanimously approved and authorized the extension of the Investment Advisory Agreement between the Trust and Campbell for an additional year.

VIII-3

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Schedule of Investments

The Campbell Multi-Strategy Trust

Complete schedule of Investments

June 30, 2012 (Unaudited)

INVESTMENT SECURITIES
	Shares	Value ($)	% of Net Asset Value
Common Stocks
Argentina
Telecommunication Services
Telecom Argentina S.A.	117	$1,382	0.00%
Total Telecommunication Services		$1,382	0.00%

Bermuda
Consumer Discretionary
Orient Express Hotels Ltd	192	$1,607	0.00%
Total Consumer Discretionary		$1,607	0.00%

Energy
Nabors Industries *	2,731	$39,326	0.03%
Total Energy		$39,326	0.03%

Financials
Arch Capital Group Ltd *	72	$2,858	0.00%
Assured Guaranty Ltd	3,899	$54,976	0.04%
Montpelier Re Holdings Ltd	959	$20,417	0.01%
Renaissance Re Holdings Ltd	2,148	$163,269	0.11%
White Mountains Insurance Group	32	$16,696	0.01%
Total Financials		$258,216	0.17%

Total Bermuda		$299,149	0.20%

Brazil
Industrials
Embraer SA	52,806	$1,400,943	0.93%
Total Industrials		$1,400,943	0.93%

Utilities
Companhia De Saneamento Basico Do Estado De Sao Paulo *	1,372	$104,080	0.07%
Total Utilities		$104,080	0.07%

Total Brazil		$1,505,023	1.00%

Canada
Consumer Discretionary
Gildan Activewear Inc	1,206	$33,189	0.02%
Tim Hortons Inc	864	$45,481	0.03%
Total Consumer Discretionary		$78,670	0.05%

See Accompanying Notes to Financial Statements.

III - 4

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Energy
Baytex Energy Corp	1,014	$42,700	0.03%
Cameco Corp	3,979	$87,339	0.06%
Total Energy		$130,039	0.09%

Financials
Bank Nova Scotia Halifax	173	$8,960	0.01%
Brookfield Asset Managment Inc	664	$21,978	0.01%
Total Financials		$30,938	0.02%

Information Technology
Open Text Corp *	424	$21,158	0.01%
Total Information Technology		$21,158	0.01%

Materials
Agrium Inc	2,497	$220,910	0.15%
Endeavour Silver Corp *	2,060	$16,727	0.01%
Methanex Corp	1,504	$41,871	0.03%
Potash Corp Sask Inc	11,503	$502,566	0.33%
Teck Resources Ltd-Class B	1,995	$61,725	0.04%
Total Materials		$843,799	0.56%

Total Canada		$1,104,604	0.73%

Cayman Islands
Consumer Discretionary
New Oriental Education & Technology Group	5,261	$128,895	0.09%
Total Consumer Discretionary		$128,895	0.09%

Consumer Staples
Fresh Del Monte Produce Inc	857	$20,114	0.01%
Total Consumer Staples		$20,114	0.01%

Total Cayman Islands		$149,009	0.10%

Chile
Utilities
Enersis S.A.	475	$8,883	0.01%
Total Utilities		$8,883	0.01%

China
Energy
China Petrolem & Chemical Corp Adr H Shares	1,754	$156,439	0.10%
Yanzhou Coal Mining Co Ltd	827	$12,661	0.01%
Total Energy		$169,100	0.11%

See Accompanying Notes to Financial Statements.

III - 5

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

France
Telecommunication Services
France Telecom	7,454	$97,722	0.06%
Total Telecommunication Services		$97,722	0.06%

Germany
Health Care
Fresenius Medical Care-Adr	117	$8,259	0.01%
Total Health Care		$8,259	0.01%

Industrials
Siemens AG Adr	1,982	$166,627	0.11%
Total Industrials		$166,627	0.11%

Total Germany		$174,886	0.12%

India
Consumer Discretionary
Tata Motors Ltd	3,186	$69,965	0.05%
Total Consumer Discretionary		$69,965	0.05%

Health Care
Dr Reddys Laboratories Ltd Adr	512	$15,196	0.01%
Total Health Care		$15,196	0.01%

Total India		$85,161	0.06%

Ireland
Health Care
Elan Corp Plc - Adr *	7,714	$112,547	0.07%
ICON Public Limited Company Adr *	1,044	$23,521	0.02%
Jazz Pharmaceuticals Plc *	1,324	$59,593	0.04%
Total Health Care		$195,661	0.13%

Industrials
Ryanair Holdings Plc Adr	1,686	$51,254	0.03%
Total Industrials		$51,254	0.03%

Information Technology
Accenture Plc - Class A	8,808	$529,273	0.35%
Total Information Technology		$529,273	0.35%

Total Ireland		$776,188	0.51%

Israel

See Accompanying Notes to Financial Statements.

III - 6

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Health Care
Teva Pharmaceutical Industries - Adr	8,532	$336,502	0.22%
Total Health Care		$336,502	0.22%

Information Technology
Check Point Software Technologies Ltd. *	15,553	$771,273	0.51%
Total Information Technology		$771,273	0.51%

Total Israel		$1,107,775	0.73%

Japan
Consumer Discretionary
Aoyama Trading Co	1,700	$34,681	0.02%
Asatsu DK Inc	600	$16,756	0.01%
Askul Corp	3,400	$38,705	0.03%
Benesse Holdings Inc	2,300	$102,686	0.07%
Best Denki Co *	500	$902	0.00%
Bookoff Corporation	200	$1,686	0.00%
Calsonic Kansei	40,000	$215,404	0.14%
Daihatsu Motor Co	4,000	$69,480	0.05%
Daiichikosho Co	300	$6,015	0.00%
Dcm Holdings Co Npv	7,400	$52,361	0.03%
Dentsu Inc	2,200	$64,691	0.04%
Don Quijote	5,300	$181,932	0.12%
Eagle Industry Co	10,000	$91,421	0.06%
F C C Co Ltd	8,700	$144,909	0.10%
Fast Retailing Co	1,900	$377,858	0.25%
Fields Corp	3	$5,192	0.00%
Foster Electric Co	4,000	$64,621	0.04%
Fujitsu General	2,000	$14,928	0.01%
Futaba Industrial *	500	$2,605	0.00%
Geo Holdings Corp	2	$2,219	0.00%
H I S Co Ltd	1,700	$60,293	0.04%
Heiwa Corp	7,500	$139,950	0.09%
Honda Motor Ltd American Shares	1,437	$49,806	0.03%
Isuzu Motors	13,000	$68,867	0.05%
Izumi Co Ltd	7,000	$139,737	0.09%
Komeri Co Ltd	300	$7,848	0.01%
Kura Corp	1,100	$15,732	0.01%
Mars Engineering	500	$11,008	0.01%
Musashi Seimitsu	8,000	$151,985	0.10%
Namco Bandai Holdings	7,600	$103,459	0.07%
NHK Spring Co Ltd	2,800	$29,876	0.02%
Nissan Motor Co	40,800	$382,197	0.25%
Nissen Holdings Co Ltd	100	$475	0.00%
Nitori Co Ltd	1,300	$122,755	0.08%
NOK Corp	3,500	$73,726	0.05%
Panahome Corp	2,000	$12,523	0.01%

See Accompanying Notes to Financial Statements.

III - 7

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Panasonic Corp	34,400	$277,009	0.18%
Pioneer Corp *	80,200	$280,223	0.19%
Plenus Co Ltd	200	$3,832	0.00%
Press Kogyo Co	14,000	$70,833	0.05%
Sanden Corp	3,000	$10,482	0.01%
Sangetsu Co Ltd	500	$12,323	0.01%
Seiko Corporation *	12,000	$37,570	0.02%
Sekisui Chemical	1,000	$9,242	0.01%
Septeni Co Ltd	1	$711	0.00%
Shimamura Co	300	$34,602	0.02%
Sumitomo Rubber	3,800	$49,017	0.03%
Suzuki Motor Corp	19,500	$395,861	0.28%
Takashimaya Co	7,000	$53,475	0.04%
Take & Give Needs	61	$5,493	0.00%
Tokai Rika Co	1,700	$27,847	0.02%
Token Corporation	140	$5,611	0.00%
Tokyo Dome Corp *	13,000	$38,422	0.03%
Toridoll Corp	1,400	$19,637	0.01%
TPR Co	400	$6,607	0.00%
TS Tech Co Ltd Npv	5,200	$94,232	0.06%
Unipres Corp	2,400	$62,006	0.04%
ValueCommerce Co Ltd Npv	1	$319	0.00%
Xebio Co Ltd	5,800	$131,980	0.09%
Total Consumer Discretionary		$4,486,623	2.97%

Consumer Staples
Ajinomoto Co Inc	18,000	$249,543	0.17%
Asahi Group Holdings Ltd	2,400	$51,366	0.03%
Cawachi Limited	1,600	$35,046	0.02%
Fuji Oil Co Ltd	100	$1,304	0.00%
Kikkoman Corp	5,000	$61,616	0.04%
Lawson Inc	100	$6,988	0.00%
Lion Corp	1,000	$5,473	0.00%
Mandom Corp	1,600	$40,556	0.03%
Marudai Food Co	3,000	$11,459	0.01%
Nichimo Co Ltd (Fishing)	1,000	$2,192	0.00%
Nippon Suisan	24,500	$66,274	0.04%
Nisshin Seifun Grp	16,000	$186,550	0.12%
Pigeon Corp	700	$30,595	0.02%
Q P Corp	400	$6,061	0.00%
Seven & I Holdings	11,300	$339,212	0.24%
Shiseido Co Ltd	2,600	$40,864	0.03%
Takara Holdings	19,000	$121,828	0.08%
Tsuruha Holdings Inc	400	$24,822	0.02%
Unicharm Corp	1,000	$56,919	0.04%
Warabeya Nichiyo	100	$1,593	0.00%
Yonkyu Co Ltd Npv	200	$2,304	0.00%
Total Consumer Staples		$1,342,565	0.89%

See Accompanying Notes to Financial Statements.

III - 8

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Energy
Aoc Holdings Inc	1,200	$4,854	0.00%
Inpex Corp	42	$233,801	0.16%
Itochu Enex Co Ltd	200	$1,127	0.00%
Japan Petroleum Exploration Co	100	$3,782	0.00%
Modec Inc	2,800	$53,826	0.04%
Total Energy		$297,390	0.20%

Financials
Acom Co Ltd *	1,480	$29,044	0.02%
Aichi Bank	100	$4,765	0.00%
Aozora Bank Npv	7,000	$16,569	0.01%
Bank Of Kyoto	9,000	$67,852	0.04%
Bank Of Yokohama Ltd	5,000	$23,482	0.02%
Chiba Bank	13,000	$77,658	0.05%
Cosmos Initia *	1,000	$7,639	0.01%
Credit Saison Co	13,300	$292,650	0.19%
Daikyo Inc	3,000	$7,815	0.01%
Fukui Bank	12,000	$28,554	0.02%
Fukuoka Financial Npv	68,000	$263,995	0.17%
Fuyo General Lease	500	$15,667	0.01%
Goldcrest Co Ltd	130	$1,986	0.00%
Heiwa Real Estate	15,500	$35,911	0.02%
Hiroshima Bank	88,000	$316,293	0.21%
Hyakujushi Bank	4,000	$15,780	0.01%
IBJ Leasing Co Ltd	400	$9,904	0.01%
Iida Home Max	100	$902	0.00%
Jafco Co Ltd	1,500	$28,817	0.02%
Kenedix Inc *	374	$53,301	0.04%
Mitsui Sumitomo In	21,400	$370,647	0.25%
Musashino Bank	1,100	$32,222	0.02%
Nomura Real Estate Holdings Inc Npv	3,100	$56,177	0.04%
Resona Holdings	48,400	$198,207	0.13%
San-In Godo Bank	3,000	$21,077	0.01%
SBI Holdings Inc	1,234	$90,406	0.06%
Shikoku Bank	9,000	$23,669	0.02%
Sumitomo Real Estate Sales Co	240	$11,602	0.01%
Sumitomo Realty & Development Co	5,000	$121,540	0.08%
Tokyo Tatemono Co *	7,000	$26,036	0.02%
Tokyo Tomin Bank	1,600	$15,990	0.01%
Tokyu Land Corp	16,000	$78,547	0.05%
Yamanashi Chuo Bank	1,000	$3,907	0.00%
Total Financials		$2,348,611	1.56%

Health Care
BML Inc	100	$2,490	0.00%
Chugai Pharmaceutical Co	3,200	$60,393	0.04%

See Accompanying Notes to Financial Statements.

III - 9

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Cosmo Bio Company Npv	2	$2,167	0.00%
Dainippon Sumitomo	1,100	$11,172	0.01%
Kissei Pharmaceutical Co	600	$10,670	0.01%
Mitsubishi Tanabe Pharmaceutical Corp	4,600	$65,961	0.04%
Nichii Gakkan Co	19,300	$178,377	0.12%
Nihon Kohden Corp	700	$21,224	0.01%
Sawai Pharmaceutical Co Ltd	400	$42,981	0.03%
Seikagaku Corp	200	$1,951	0.00%
So-Net M3 Inc	10	$47,714	0.03%
Total Health Care		$445,100	0.29%

Industrials
Aeon Delight Co	200	$4,576	0.00%
Amada Co Ltd	54,000	$316,493	0.21%
Amano Corporation	500	$4,233	0.00%
Career Design Center	12	$9,077	0.01%
Central Japan Railway	46	$361,202	0.24%
Chiyoda Corp	2,000	$24,271	0.02%
CKD Corp	1,300	$8,954	0.01%
Ebara Corp	18,000	$68,979	0.05%
Fanuc Ltd	1,300	$210,833	0.14%
Furukawa Electric	13,000	$30,445	0.02%
Glory Ltd	1,800	$37,330	0.02%
Hanwa Co Ltd	5,000	$18,910	0.01%
Hitachi Cable *	14,000	$30,858	0.02%
Hitachi Transport	1,400	$25,791	0.02%
IHI Corp	1,000	$2,116	0.00%
Inaba Denkisangyo	200	$5,748	0.00%
Itochu Corp	39,100	$407,404	0.30%
Kamei Corp Npv	2,000	$20,689	0.01%
Kamigumi Co Ltd	2,000	$15,855	0.01%
Kato Works Co Ltd	6,000	$30,432	0.02%
Keihan Electric Railway Co	2,000	$9,543	0.01%
Kintetsu World Express	800	$25,458	0.02%
Komori Corp	13,000	$90,194	0.06%
Kubota Corp	22,000	$201,127	0.13%
Kyokuto Kaihatsu	200	$1,831	0.00%
Maeda Corp	10,000	$46,086	0.03%
Maeda Road Construction Co	1,000	$12,498	0.01%
Minebea Co	8,000	$31,459	0.02%
Mitsubishi Heavy Industries	74,000	$298,410	0.20%
Mitsui Soko Co Ltd	2,000	$7,289	0.00%
Mori Seiki Co	12,100	$104,104	0.07%
Nabtesco Corp	10,500	$231,434	0.15%
Nagase & Co	600	$7,416	0.00%
Namura Shipbuildng	300	$981	0.00%
NEC Capital Solutions Ltd	500	$6,218	0.00%
Nichias Corp	3,000	$15,366	0.01%

See Accompanying Notes to Financial Statements.

III - 10

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Nichiha Corp	3,100	$34,242	0.02%
Nidec Corporation	3,500	$263,870	0.17%
Nippon Sharyo Ltd	1,000	$3,456	0.00%
Nishi Nippon Railroad Co	2,000	$8,917	0.01%
Nisshinbo Holdings Co Ltd	29,000	$220,088	0.15%
Nitta Corp	700	$10,844	0.01%
Nitto Boseki Co	27,000	$83,857	0.06%
Noritake Co Ltd	2,000	$5,210	0.00%
NTN Corp	5,000	$15,529	0.01%
Oiles Corporation	300	$6,120	0.00%
Organo Corp	1,000	$6,349	0.00%
Oyo Corp	100	$1,113	0.00%
Pasco Corp Npv	2,000	$6,137	0.00%
Shimizu Corp	23,000	$79,499	0.05%
Sintokogio Ltd	3,500	$34,847	0.02%
Sodick Co Ltd	3,200	$16,912	0.01%
Sumitomo Corp	2,000	$27,752	0.02%
Sumitomo Electric	5,100	$62,784	0.04%
Taihei Kogyo Co	2,000	$9,593	0.01%
Takuma Co Ltd	21,000	$99,411	0.07%
THK Co Ltd	6,000	$112,110	0.07%
Tobu Railway Co	32,000	$167,915	0.11%
Toppan Printing Co	11,000	$73,012	0.05%
Totetsu Kogyo Co	2,000	$22,918	0.02%
Toyo Engineering Corp	18,000	$77,545	0.05%
Toyota Tsusho Corp	20,200	$382,244	0.25%
Trusco Nakayama	1,400	$28,351	0.02%
Union Tool Co	100	$1,505	0.00%
Worldintec Co Ltd Npv	700	$2,805	0.00%
Yamazen Corp	7,000	$54,089	0.04%
Yokogawa Bridge Cp	1,000	$6,775	0.00%
Yushin Precision Equipment Co	200	$3,770	0.00%
Total Industrials		$4,653,179	3.08%

Information Technology
Ai Holdings Corpor Npv	15,000	$81,152	0.05%
Brother Industries	8,300	$93,966	0.06%
Canon Electronics	2,300	$48,045	0.03%
Citizen Holdings Co Ltd	27,600	$160,381	0.11%
Dena Co Ltd	1,200	$31,364	0.02%
Disco Corporation	800	$44,834	0.03%
Eizo Nanao Corp	200	$3,985	0.00%
Espec Corp	1,100	$10,594	0.01%
Faith Inc	2	$220	0.00%
Fuji Soft Abc Inc	300	$4,989	0.00%
Geomatec Co Ltd	200	$2,066	0.00%
GMO Internet Inc	600	$3,126	0.00%
Hamamatsu Photonic	3,700	$124,461	0.08%

See Accompanying Notes to Financial Statements.

III - 11

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Hoya Corp	4,300	$94,078	0.06%
Ibiden Co Ltd	100	$1,785	0.00%
Ines Corporation	1,800	$11,970	0.01%
Internet Initiatives	3	$12,624	0.01%
IT Holdings Corp Npv	500	$5,936	0.00%
Itochu Techno-Solutions Corp	600	$28,892	0.02%
Japan Aviatn Elect	14,000	$121,853	0.08%
Megachips Corp	2,100	$43,815	0.03%
Mitsui High Tec *	1,700	$9,091	0.01%
Murata Manufacturing Co	4,400	$228,954	0.17%
Net One Systems Co	10,700	$141,639	0.09%
Nichicon Corp	600	$5,778	0.00%
Nihon Unisys	1,800	$13,142	0.01%
Nomura Research Institute	4,200	$91,890	0.06%
NS Solutions Corp	1,600	$27,211	0.02%
Obic Co Ltd	490	$93,704	0.06%
Origin Electric Co	4,000	$15,429	0.01%
Osaki Electric Co	7,000	$59,699	0.04%
Sanken Electric Co	13,000	$50,632	0.03%
Siix Corp	2,900	$35,047	0.02%
Smartebook Co Ltd *	4	$80	0.00%
SMK Corp	1,000	$3,281	0.00%
So-Net Entertainment	19	$75,072	0.05%
Square Enix Holdings Co Ltd	1,700	$26,591	0.02%
Sumco Corporation *	24,900	$222,962	0.16%
Sumisho Comp Systems	3,600	$52,073	0.03%
Systempro Co Ltd	6	$4,749	0.00%
Taiyo Yuden Co Ltd	4,900	$47,497	0.03%
TDK Corp	1,200	$48,090	0.03%
Towa Corp	5,900	$42,116	0.03%
Transcosmos Inc	700	$9,441	0.01%
Ulvac Inc *	12,100	$110,317	0.07%
Wacom Co Ltd	13	$28,914	0.02%
Y A C Co Ltd	100	$827	0.00%
Zappallas Inc	31	$28,574	0.02%
Total Information Technology		$2,402,936	1.59%

Materials
Adeka Corporation	1,100	$9,492	0.01%
Air Water Inc	7,000	$84,421	0.06%
Alconix Corp	300	$6,030	0.00%
Asahi Kasei Corp	49,000	$263,870	0.17%
Daido Steel Co	1,000	$6,174	0.00%
DC Co Ltd Npv	100	$342	0.00%
Dowa Holdings Co Ltd	17,000	$104,534	0.07%
Godo Steel Ltd	3,000	$6,725	0.00%
Hokuetsu Kishu Paper Co Ltd	11,500	$61,497	0.04%
JSR Corp	23,600	$405,796	0.29%

See Accompanying Notes to Financial Statements.

III - 12

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Kaneka Corp	2,000	$10,996	0.01%
Kansai Paint Co	10,000	$106,575	0.07%
Kumiai Chemical Industry Co	1,000	$4,220	0.00%
Kuraray Co	17,300	$222,506	0.15%
Kureha Corporation	3,000	$13,187	0.01%
Maruichi Steel Tube	4,300	$91,924	0.06%
Mitsubishi Gas Chemical	17,000	$95,805	0.06%
Mitsubishi Materials	5,000	$14,339	0.01%
Mitsubishi Steel	20,000	$50,344	0.03%
Nippon Denko Co	2,000	$7,514	0.00%
Nippon Light Metal	19,000	$24,271	0.02%
Nippon Paint Co	4,000	$32,361	0.02%
Nippon Steel Corp	37,000	$82,943	0.05%
OJI Paper Co	33,000	$126,049	0.08%
Rengo Co	26,000	$161,828	0.11%
Sanyo Chemical Ind	2,000	$12,674	0.01%
Shin-Etsu Chemical	100	$5,460	0.00%
Shinagawa Refract	1,000	$2,329	0.00%
Showa Denko Kk	130,000	$250,720	0.17%
Sumitomo Bakelite	19,000	$88,278	0.06%
Sumitomo Chemical Co	114,000	$346,925	0.23%
Taiheiyo Cement	14,000	$31,910	0.02%
Taiyo Holdings Co Ltd	400	$10,014	0.01%
Topy Industries	9,000	$25,473	0.02%
Toray Industries Inc	16,000	$108,403	0.07%
Tosoh Corp	1,000	$2,693	0.00%
Toyo Seikan Kaisha	11,100	$133,311	0.09%
Ube Industries Ltd	33,000	$76,043	0.05%
Zeon Corporation	6,000	$45,310	0.03%
Total Materials		$3,133,286	2.08%

Telecommunication Services
KDDI Corp	20	$128,491	0.09%
Total Telecommunication Services		$128,491	0.09%

Utilities
Chubu Electric Power	13,700	$222,014	0.15%
Hokkaido Electric	9,800	$126,289	0.08%
Kansai Electric Power	21,300	$254,746	0.17%
Okinawa Electric Power	1,200	$38,803	0.03%
Shikoku Electric Power	13,900	$294,711	0.18%
Tohoku Electric Power *	2,400	$24,015	0.02%
Total Utilities		$960,578	0.63%

Total Japan		$20,198,759	13.38%

Jersey
Materials

See Accompanying Notes to Financial Statements.

III - 13

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Randgold Resources Ltd	800	$72,008	0.05%
Total Materials		$72,008	0.05%

Marshall Islands
Energy
Teekay Corp	9,645	$282,406	0.19%
Total Energy		$282,406	0.19%

Industrials
Diana Shipping Inc	619	$4,816	0.00%
Total Industrials		$4,816	0.00%

Total Marshall Islands		$287,222	0.19%

Mexico
Telecommunication Services
America Movil S.A.B. De C.V. Adr	98	$2,554	0.00%
Total Telecommunication Services		$2,554	0.00%

Netherlands
Energy
Core Laboratories NV	3,704	$429,294	0.29%
Total Energy		$429,294	0.29%

Information Technology
ASML Holding NV	2,708	$139,245	0.09%
Total Information Technology		$139,245	0.09%

Total Netherlands		$568,539	0.38%

Panama
Consumer Discretionary
Carnival Corp	8,676	$297,327	0.20%
Total Consumer Discretionary		$297,327	0.20%

Industrials
Copa Holdings SA - Class A	245	$20,208	0.01%
Total Industrials		$20,208	0.01%

Total Panama		$317,535	0.21%

South Korea
Financials
KB Financial Group, Inc	182	$5,950	0.00%
Total Financials		$5,950	0.00%

See Accompanying Notes to Financial Statements.

III - 14

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Switzerland
Energy
Noble Corp	1,729	$56,244	0.04%
Transocean Ltd	2,981	$133,340	0.08%
Total Energy		$189,584	0.12%

Financials
ACE Limited	148	$10,971	0.01%
Total Financials		$10,971	0.01%

Total Switzerland		$200,555	0.13%

Taiwan, Province Of China
Telecommunication Services
Chunghwa Telecom Co Ltd	902	$28,350	0.02%
Total Telecommunication Services		$28,350	0.02%

United Kingdom
Consumer Staples
British American Tobacco plc	1,404	$143,376	0.09%
Total Consumer Staples		$143,376	0.09%

Health Care
GlaxoSmithKline Plc Adr	10,317	$470,146	0.32%
Total Health Care		$470,146	0.32%

Total United Kingdom		$613,522	0.41%

United States
Consumer Discretionary
Abercrombie & Fitch -Class A	55	$1,878	0.00%
Advance Auto Parts Inc	3,079	$210,049	0.14%
Aeropostale *	203	$3,619	0.00%
American Axle & Manufacturing Holdings Inc	3,490	$36,610	0.02%
Apollo Group Inc - Class A *	5,868	$212,363	0.14%
Arctic Cat Inc	798	$29,175	0.02%
Asbury Automotive Group Inc	1,566	$37,099	0.02%
Ascena Retail Group Inc *	1,527	$28,433	0.02%
Autozone Inc *	768	$281,987	0.19%
Bed Bath & Beyond Inc *	1,729	$106,852	0.07%
Big Lots Inc *	3,477	$141,827	0.09%
BJ's Restaurants Inc *	3,114	$118,332	0.08%
Brinker International Inc	1,775	$56,569	0.04%
Carter Inc *	65	$3,419	0.00%
CCE Spinco Inc *	2,301	$21,123	0.01%
Coach Inc	9,006	$526,671	0.35%

See Accompanying Notes to Financial Statements.

III - 15

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

CTC Media Inc	15,181	$122,359	0.08%
Devry Inc	480	$14,866	0.01%
Discovery Communications Inc *	2,219	$119,826	0.08%
Genesco Inc. *	13,047	$784,777	0.52%
Genuine Parts Co.	15,588	$939,177	0.64%
Group 1 Automotive Inc	3,140	$143,215	0.09%
H&R Block, Inc	37,785	$603,804	0.40%
Harley-Davidson Inc	5,765	$263,633	0.17%
Hibbett Sporting Goods Inc *	175	$10,099	0.01%
International Game Tech	4,677	$73,663	0.05%
Interpublic Group Of Companies	17,567	$190,602	0.13%
Johnson Controls	13,131	$363,860	0.24%
Krispy Kreme Doughnuts Inc *	498	$3,182	0.00%
La Z Boy Inc	3,035	$37,300	0.02%
Lamar Advertising Co - Class A *	117	$3,346	0.00%
Las Vegas Sands Corp	5,740	$249,633	0.17%
Liberty Media Corp - Liberty C *	4,770	$419,331	0.28%
Limited Inc	1,564	$66,517	0.04%
Lithia Motors Inc Class A	1,673	$38,563	0.03%
LKQ Corp *	2,478	$82,678	0.05%
Lululemon Athletica Inc *	6,755	$402,801	0.27%
Macys Inc	3,096	$106,348	0.07%
Maidenform Brands Inc *	259	$5,159	0.00%
Mens Wearhouse Inc	3,929	$110,562	0.07%
Monro Muffler Brake Inc	512	$17,019	0.01%
Netflix Com Inc *	915	$62,664	0.04%
Omnicom Group	1,194	$58,028	0.04%
Panera Bread Company-Class A *	630	$87,847	0.06%
Penske Auto Group	25,816	$548,332	0.36%
Pier 1 Imports Inc	3,003	$49,339	0.03%
Pinnacle Entertainment Inc *	1,622	$15,604	0.01%
Ralph Lauren Corp	1,152	$161,349	0.11%
Regal Entertainment Group Class A	2,339	$32,185	0.02%
Regis Corp Minn	159	$2,856	0.00%
Ross Stores Inc	224	$13,993	0.01%
Ryland Group Inc	1,430	$36,579	0.02%
Sally Beauty Holdings Inc *	18,497	$476,113	0.32%
Scholastic Corp	2,343	$65,932	0.04%
Scientific Games Corp Class A *	2,000	$17,100	0.01%
Select Comfort Corp *	4,026	$84,224	0.06%
Shuffle Master Inc *	726	$10,019	0.01%
Skechers U S A Inc Class A *	5,503	$112,096	0.07%
Starbucks Corp	3,524	$187,900	0.12%
Steven Madden, Ltd. *	19,609	$622,586	0.41%
The TJX Companies Inc	6,785	$291,280	0.19%
Tractor Supply Company	11,709	$972,550	0.67%
Ulta Salon Cosmetics & Fragrance *	757	$70,689	0.05%
V F Corp	299	$39,902	0.03%
Viacom Class B	5,574	$262,089	0.17%

See Accompanying Notes to Financial Statements.

III - 16

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Viacom Inc - Class B	18,772	$615,346	0.41%
Whirl Pool Corp	362	$22,140	0.01%
Wms Industries Inc *	427	$8,519	0.01%
Yum! Brands, Inc.	15,109	$973,322	0.64%
Total Consumer Discretionary		$12,888,909	8.54%

Consumer Staples
Andersons Inc	616	$26,279	0.02%
Avon Products	512	$8,300	0.01%
Beam Inc	2,248	$140,478	0.09%
ConAgra Foods, Inc.	27,310	$708,148	0.47%
Constellation Brands Inc Class A *	18,265	$494,251	0.33%
Flowers Foods Inc	9,847	$228,746	0.15%
Ingredion Incorporated	20,058	$993,272	0.65%
Kellogg Co	2,552	$125,890	0.08%
Kroger Co	7,986	$185,195	0.12%
Lauder Estee Cos Inc -Cl A	9,957	$538,873	0.36%
Procter & Gamble Co	8,985	$550,331	0.36%
Sanderson Farms Inc	1,661	$76,107	0.05%
Snyders-Lance	498	$12,565	0.01%
United National Foods Inc *	4,011	$220,043	0.15%
Walgreen Co	20,224	$598,226	0.40%
Total Consumer Staples		$4,906,704	3.25%

Energy
Alpha Natural Resources Inc *	23,316	$203,082	0.13%
Atwood Oceanics Inc *	3,160	$119,574	0.08%
Barrett Bill Corp *	2,038	$43,654	0.03%
Briston Group Inc	4,685	$190,539	0.13%
Comstock Res Inc *	1,729	$28,390	0.02%
Concho Resources Inc *	1,119	$95,249	0.06%
Continental Resources Inc Ok	7,346	$489,391	0.32%
Devon Energy Corporation	2,742	$159,009	0.11%
Equitable Resources Inc	2,347	$125,870	0.08%
Fmc Technologies Inc	5,021	$196,974	0.13%
Forest Oil Corp *	3,882	$28,455	0.02%
Gulfmark Offshore Inc *	5,762	$196,138	0.13%
Halliburton Co	508	$14,422	0.01%
Hess Corp	1,072	$46,578	0.03%
Hollyfrontier Corp	2,870	$101,684	0.07%
Oil States International Inc *	3,958	$262,020	0.17%
OYO Geospace Corp *	11	$990	0.00%
Pioneer National Resources Co	747	$65,893	0.04%
Rosetta Resources, Inc. *	17,286	$633,013	0.42%
Southwestern Energy Co *	1,270	$40,551	0.03%
Williams Companies, Inc.	41,469	$1,195,137	0.80%
Total Energy		$4,236,613	2.81%

See Accompanying Notes to Financial Statements.

III - 17

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Financials
American Capital Ltd	1,112	$11,187	0.01%
American Financial Group Inc	3,975	$155,939	0.10%
Bank Hawaii Corp	7,184	$330,105	0.22%
Bank Of America Corp	3,724	$30,462	0.02%
BlackRock, Inc.	6,306	$1,070,885	0.73%
Capitol Federal Financial	2,225	$26,433	0.02%
Cash Amer International Inc	65	$2,863	0.00%
City National Corp	489	$23,756	0.02%
CNA Financial Corp	2,894	$80,222	0.05%
Discover Financial Services	3,042	$105,192	0.07%
Etrade Financial *	56,534	$454,533	0.30%
EZCORP, Inc Class A *	5,975	$140,174	0.09%
F.N.B. Corporation	3,549	$38,578	0.03%
Fifth Third Bancorp	8,379	$112,279	0.07%
First Horizon National Corp	30,839	$266,757	0.18%
First Midwest Bancorp Inc/Il	1,919	$21,071	0.01%
Firstmerit Corp	1	$17	0.00%
Gallagher Arthur J & Co	4,196	$147,154	0.10%
Glacier Bancorp Inc	268	$4,143	0.00%
HCC Insurance Holdings Inc	567	$17,804	0.01%
Huntington Bancshares Inc	1,483	$9,491	0.01%
Leucadia National Corp	7,762	$165,098	0.11%
M & T Bank Corp	1,164	$96,111	0.06%
Markel Corp *	184	$81,273	0.05%
Marketaxess Holdings Inc	1,896	$50,509	0.03%
Marsh & McLennan Companies, Inc.	19,930	$642,344	0.43%
Moodys Corp	8,369	$305,887	0.20%
Old National Bancorp	6,446	$77,416	0.05%
Peoples Bank	21,961	$254,967	0.17%
PHH Corporation *	3,019	$52,772	0.03%
Prosperity Bancshares Inc	1,858	$78,092	0.05%
Prudential Financial Inc	325	$15,740	0.01%
Raymond James Financial Inc	469	$16,059	0.01%
Regions Financial Corp	491	$3,314	0.00%
Reinsurance Group Of America	29	$1,543	0.00%
RLI Corp	211	$14,390	0.01%
Signature Bank *	4,005	$244,185	0.16%
SVB Financial Group *	3,584	$210,452	0.14%
Trustmark Corporation	120	$2,938	0.00%
Unum Group	27,087	$518,174	0.34%
Waddell & Reed Financial Inc - Class A	1,435	$43,452	0.03%
Zions Bancorporation	2,998	$58,221	0.04%
Total Financials		$5,981,982	3.96%

Health Care
Aetna Inc.	38,181	$1,480,277	0.97%
Agilent Technologies Inc	7,837	$307,524	0.20%

See Accompanying Notes to Financial Statements.

III - 18

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Alere Inc *	3,817	$74,202	0.05%
Amerigroup Corp *	2,996	$197,466	0.13%
Amylin Pharmaceuticals Inc *	12,137	$342,263	0.23%
Ariad Pharmaceuticals Inc *	5,430	$93,450	0.06%
Bio-Rad Laboratories Inc *	107	$10,701	0.01%
Brookdale Sr Living Inc	2,225	$39,472	0.03%
Bruker Biosciences Corp *	4,457	$59,323	0.04%
Celgene Corp *	7,223	$463,428	0.31%
Centene Corp *	8,361	$252,168	0.17%
Cerner Corp *	1,376	$113,740	0.08%
Chemed Corp	1,613	$97,490	0.06%
Cigna Corp	2,070	$91,080	0.06%
Cooper Cos Inc	6,729	$536,705	0.36%
Cubist Pharmaceuticals Inc *	3,971	$150,541	0.10%
Dentsply International Inc	11,643	$440,222	0.29%
Gilead Sciences Inc *	2,874	$147,379	0.10%
Health Net Inc *	1,115	$27,061	0.02%
Hologic Inc *	4,527	$81,667	0.05%
Integra Lifesciences Holdings *	898	$33,388	0.02%
Magellan Health Services Inc *	255	$11,559	0.01%
Masimo Corporation *	740	$16,561	0.01%
Medicis Pharmaceutical Corp. Class A	19,855	$678,048	0.45%
Mettler-Toledo International *	791	$123,277	0.08%
Molina Healthcare Inc *	1,088	$25,524	0.02%
Myriad Genetics Inc *	15,887	$377,634	0.25%
Nxstage Medical Inc *	679	$11,380	0.01%
Omnicare Inc	15,186	$474,259	0.31%
Onyx Pharmaceuticals Inc *	2,919	$193,968	0.13%
Pharmaceutical Resources Inc *	13,274	$479,722	0.32%
PSS World Medical Inc *	1,468	$30,813	0.02%
Quality Systems Inc	508	$13,975	0.01%
Resmed Inc *	2,921	$91,135	0.06%
Salix Pharmaceuticals Inc *	4,059	$220,972	0.15%
Schein Henry Inc *	1,536	$120,561	0.08%
Sirona Dental Systems Inc *	2,714	$122,157	0.08%
St Jude Medical Inc	874	$34,881	0.02%
Steris Corp	139	$4,360	0.00%
Thermo Electron	2,347	$121,833	0.08%
Vertex Pharmaceuticals Inc *	2,720	$152,102	0.10%
Volcano Corp *	2,632	$75,407	0.05%
Wellcare Health Plans Inc *	6,136	$325,208	0.22%
Wright Medical Group Inc *	3,124	$66,697	0.04%
Total Health Care		$8,811,580	5.84%

Industrials
ABM Industries Incorporated	3,627	$70,944	0.05%
Aecom Technology Corp *	3,437	$56,539	0.04%
Aerovironment Inc *	368	$9,682	0.01%

See Accompanying Notes to Financial Statements.

III - 19

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Ametek Inc	843	$42,074	0.03%
Arkansas Best Corp	6,177	$77,830	0.05%
Avery Dennison Corp	1,424	$38,932	0.03%
Avis Budget Group Inc *	1,526	$23,195	0.02%
Beacon Roofing Supply Inc *	947	$23,883	0.02%
Caterpillar Inc	3,755	$318,837	0.21%
Clean Harbors, Inc. *	21,945	$1,238,137	0.80%
Colfax Corp *	4,784	$131,895	0.09%
Copart Inc *	4,881	$115,631	0.08%
Corrections Corp America	2,924	$86,112	0.06%
Crane Co	1,152	$41,910	0.03%
CSX Corp	1,260	$28,174	0.02%
Curtiss Wright Corp	1,846	$57,318	0.04%
Donaldson Co Inc	1,160	$38,709	0.03%
Dover Corp	8,238	$441,639	0.29%
Dycom Industries Inc *	1,622	$30,185	0.02%
FTI Consulting Inc *	14,709	$422,884	0.28%
General Cable Corp *	632	$16,394	0.01%
Graco Inc	736	$33,915	0.02%
Healthcare Services Group Inc	1,761	$34,128	0.02%
Hertz Global Holdings Inc *	39,422	$504,602	0.33%
Honeywell International Inc	3,456	$192,983	0.13%
Huron Consulting Group Inc *	32	$1,013	0.00%
Kaydon Corp	822	$17,583	0.01%
KBR, Inc	18,543	$458,198	0.30%
Kennametal Inc	2,409	$79,858	0.05%
Knight Transportation Inc	43	$688	0.00%
Landstar System Inc	1,793	$92,734	0.06%
Lincoln Electric Holdings Inc.	14,208	$622,168	0.41%
Lindsay Corp	2,083	$135,187	0.09%
Masco Corp	652	$9,043	0.01%
MSC Industrial Direct Co -Class A	3,400	$222,870	0.15%
Nordson Corp	299	$15,336	0.01%
Old Dominion Freight Lines Inc *	6,143	$265,930	0.18%
Pall Corp	1,466	$80,351	0.05%
Republic Services Inc	245	$6,483	0.00%
Rockwell Automation Inc.	11,151	$736,635	0.49%
SPX Corporation	12,955	$846,221	0.56%
Stanley Black & Decker Inc	6,838	$440,094	0.29%
Steelcase Inc Class A	8,422	$76,051	0.05%
Sykes Enterprises Inc *	88	$1,401	0.00%
TAL International Group Inc	715	$23,945	0.02%
Tennant Co	149	$5,953	0.00%
The Brinks Co	1,311	$30,389	0.02%
Triumph Group Inc	1,364	$76,752	0.05%
United Continental Holdings, Inc *	9,085	$221,038	0.15%
United Rentals Inc *	2,454	$83,534	0.06%
URS Corporation	5,645	$196,898	0.13%
US Airways Group, Inc *	1,259	$16,782	0.01%

See Accompanying Notes to Financial Statements.

III - 20

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Valmont Industries Inc	171	$20,686	0.01%
Waste Connections Inc.	26,138	$782,049	0.52%
Watts Water Technologies Inc Cl	376	$12,536	0.01%
Wesco InternationalInc *	850	$48,918	0.03%
Total Industrials		$9,703,856	6.43%

Information Technology
Adtran Inc	876	$26,446	0.02%
Anixter International Inc *	6,126	$324,984	0.22%
Broadridge Financial Solutions	2,167	$46,092	0.03%
Brooks Automation Inc	6,459	$60,973	0.04%
Cabot Microelectronics Corp *	1,451	$42,384	0.03%
CACI International Inc Class A *	912	$50,178	0.03%
Cisco Systems Inc	3,489	$59,906	0.04%
Cognex Corp	10,437	$330,331	0.22%
Coherent Inc *	3,736	$161,096	0.11%
Commvault Systems Inc *	5,850	$289,985	0.19%
Corning Inc	25,318	$327,362	0.22%
Cypress Semiconductor Corp	1,095	$14,476	0.01%
Earthlink Inc	292	$2,170	0.00%
F5 Networks Inc *	3,924	$390,673	0.26%
Faro Technologies Inc *	250	$10,520	0.01%
Heartland Payment Systems Inc	354	$10,648	0.01%
Hewlett Packard Co	1,747	$35,132	0.02%
Ingram Micro Inc Class A *	5,396	$94,268	0.06%
Interactive Corp	3,997	$182,263	0.12%
International Business Machines	241	$47,135	0.03%
Intuit Inc	3,428	$203,452	0.13%
IPG Photonics Corporation *	288	$12,554	0.01%
Kulicke Soffa *	17,046	$152,050	0.10%
Lam Research Corp *	5,094	$192,248	0.13%
Littelfuse Inc Com	267	$15,190	0.01%
LSI Corp *	7,751	$49,374	0.03%
Manhattan Associates Inc *	43	$1,966	0.00%
Mantech International Corp Cl A	3,048	$71,445	0.05%
Maxim Integrated Products	5,791	$148,481	0.10%
Mentor Graphic *	927	$13,905	0.01%
Micros Systems Inc *	3,777	$193,382	0.13%
Microstrategy Inc Class A *	160	$20,778	0.01%
Nuance Communications Inc *	6,692	$159,403	0.11%
Nvidia Corp *	14,332	$198,068	0.13%
Parametric Technology Corp *	565	$11,842	0.01%
Progress Software Corp *	864	$18,032	0.01%
Qualcomm Incorporated	18,881	$1,051,294	0.70%
Riverbed Technology Inc *	6,402	$103,392	0.07%
Rovi Corp *	9,706	$190,432	0.13%
SAIC, Inc	9,660	$117,079	0.08%
Semtech Corp *	1,455	$35,386	0.02%

See Accompanying Notes to Financial Statements.

III - 21

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Sourcefire Inc *	1,332	$68,465	0.05%
Symantec Corp *	36,454	$532,593	0.35%
Synchronoss Technologies Inc *	213	$3,934	0.00%
Synopsys Inc *	3,780	$111,245	0.07%
Syntel Inc	69	$4,188	0.00%
Take-Two Interactive Software *	25,493	$241,164	0.16%
Tech Data Corp *	685	$32,996	0.02%
Teradyne Inc. *	47,685	$670,451	0.43%
Tibco Software Inc *	13,306	$398,116	0.26%
Tivo Inc *	47,704	$394,035	0.26%
Trimble Navigation Ltd *	1,312	$60,365	0.04%
Ultratech Inc *	597	$18,770	0.01%
Unisys Corp *	469	$9,169	0.01%
Verifone Holdings Inc *	3,521	$116,510	0.08%
Viasat Inc *	13,176	$497,658	0.33%
Volterra Semiconductor Corp *	13,093	$307,031	0.20%
Websense Inc *	1,232	$23,075	0.02%
Zebra Technologies Corp Class A *	2,604	$89,473	0.06%
Total Information Technology		$9,046,013	5.99%

Materials
Airgas Inc	1,282	$107,701	0.07%
Aptargroup Inc	854	$43,597	0.03%
Ashland Inc	3,713	$257,348	0.17%
Ball Corp	1,249	$51,271	0.03%
Boise Inc *	2,099	$13,811	0.01%
Cabot Corp	149	$6,064	0.00%
Calgon Carbon Corp *	1,480	$21,046	0.01%
Celanese Corporation	18,847	$652,483	0.44%
Charter One Financial Inc	1,383	$267,942	0.18%
Coeur d'Alene Mines Corporation *	1,458	$25,602	0.02%
Eagle Materials Inc	2,055	$76,734	0.05%
Eastman Chemical	5,789	$291,592	0.19%
Fuller H B Co	6,334	$194,454	0.13%
Greif Inc Class A	6,027	$247,107	0.16%
International Paper Co	21,373	$617,893	0.41%
Minerals Technologies Inc	75	$4,784	0.00%
Monsanto C	2,121	$175,576	0.12%
Om Group Inc *	759	$14,421	0.01%
Owens Ill Inc *	2,483	$47,599	0.03%
Rock-Tenn Co Class A	4,402	$240,129	0.16%
Royal Gold Inc	2,080	$163,072	0.11%
Schnitzer Steel Industries Class A	4,157	$116,479	0.08%
Sealed Air Corp	1,206	$18,621	0.01%
Sensient Technologies Corp	717	$26,335	0.02%
W.R. Grace & Co *	1,506	$75,978	0.05%
Walter Energy Inc	8,866	$391,523	0.26%
Total Materials		$4,149,162	2.75%

See Accompanying Notes to Financial Statements.

III - 22

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Telecommunication Services
Centurylink Inc	651	$25,708	0.02%
Level 3 Communications Inc *	1,492	$33,048	0.02%
Telephone & Data Systems Inc	96	$2,044	0.00%
Total Telecommunication Services		$60,800	0.04%

Utilities
AGL Resources Inc	616	$23,870	0.02%
Alliant Energy Corp	3,094	$140,994	0.09%
American Electric Power	400	$15,960	0.01%
Cleco Corp	1,813	$75,838	0.05%
Idacorp Inc	701	$29,498	0.02%
ITC Holdings Corp.	17,978	$1,238,864	0.82%
MDU Resources Group Inc	15,147	$327,327	0.22%
New Jersey Resources	106	$4,623	0.00%
NiSource Inc.	43,897	$1,086,451	0.72%
Northeast Utilies	7,930	$307,763	0.20%
NRG Energy, Inc	3,006	$52,184	0.03%
NV Energy Inc	1,882	$33,086	0.02%
OGE Energy Corp.	14,415	$746,553	0.49%
Pepco Holdings Inc	3,482	$68,143	0.05%
Portland General Electric Co	897	$23,914	0.02%
Southern Company	32,107	$1,486,551	0.97%
Southwest Gas Corp	51	$2,226	0.00%
UIL Holdings Corporation	250	$8,965	0.01%
Total Utilities		$5,672,810	3.74%

Total United States		$65,458,429	43.35%

Total Common Stocks (cost - $91,616,048)		$93,232,305	61.75%

See Accompanying Notes to Financial Statements.

III - 23

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

United States Government Securities**

Maturity Face Value	Maturity Date	Description	Value ($)	% of Net Asset Value
$10,000,000	09/27/2012	U.S. Treasury Bill
(cost, including accrued interest, - $9,997,800)			$9,997,800	6.62%

Total investment securities (cost - $101,613,848)			$103,230,105	68.37%

FUTURES CONTRACTS PURCHASED

Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

Agriculture
	Corn	Sep-12	CBOT	131	$135,088	0.09%
	KC Hard Red Winter Wheat	Sep-12	KCBOT	33	$48,825	0.03%
	Lean Hogs	Aug-12	CME	131	$89,020	0.06%
	Soybean Oil	Dec-12	CBOT	87	$107,538	0.07%
	Soybeans	Nov-12	CBOT	58	$156,288	0.10%
	Wheat	Sep-12	CBOT	182	$431,388	0.29%
Total agriculture					$968,147	0.64%

Long-term interest rates
	10 Year Japanese Government Bond	Sep-12	TOKYO	67	$(14,652)	(0.01)%
	10 Year US Treasury Notes	Sep-12	CBOT	234	$(43,750)	(0.03)%
	5 Year US Treasury Notes	Sep-12	CBOT	204	$5,242	0.00%
	Australian 10 Year 6% Bond	Sep-12	SFE	42	$(25,853)	(0.02)%
	Australian 3 Year 6% Treasury Bond	Sep-12	SFE	450	$(126,795)	(0.08)%
	Euro-BOBL (Medium Term Interest Rate)	Sep-12	EUREX	227	$(251,229)	(0.16)%
	Canadian 10-Year Govt Bond	Sep-12	ME	91	$15,475	0.01%
	Long Gilt	Sep-12	LIFFE	30	$(22,802)	(0.02)%
	US Bond	Sep-12	CBOT	130	$(171,094)	(0.11)%
Total long-term interest rates					$(635,458)	(0.42)%

See Accompanying Notes to Financial Statements.

III - 24

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Metals
High Grade Copper	Sep-12	NYMEX	16	$73,650	0.05%
Synthetic Aluminum	Sep-12	LME	71	$69,736	0.05%
Synthetic Copper	Sep-12	LME	9	$51,248	0.03%
Synthetic Nickel	Sep-12	LME	13	$24,686	0.02%
Synthetic Zinc	Sep-12	LME	74	$33,278	0.02%
Total metals				$252,598	0.17%

Short-term interest rates
Australian Bank Bills	Dec-12	SFE	448	$(127,588)	(0.08)%
Euribor (3 Month Interest Rate)	Sep-13	LIFFE	1,326	$(86,688)	(0.06)%
Short Sterling	Sep-13	LIFFE	860	$(67,805)	(0.04)%
Eurodollar	Sep-14	CME	698	$36,450	0.02%
Total short-term interest rates				$(245,631)	(0.16)%

Stock indices
FT-SE Index	Sep-12	LIFFE	39	$15,917	0.01%
Mini SP 500 Index	Sep-12	CME	97	$169,815	0.11%
NASDAQ 100 E-MINI Index	Sep-12	CME	89	$46,280	0.03%
OMX Stock Index Futures (AKA OMXS30)	Jul-12	OMG	73	$39,713	0.03%
Total stock indices				$271,725	0.18%

Net unrealized gain on futures contracts purchased				$611,381	0.41%

FUTURES CONTRACTS SOLD

Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

Agriculture
	Coffee	Sep-12	ICEUS	(81)	$(502,219)	(0.33)%
	Cotton	Dec-12	ICEUS	(89)	$(71,415)	(0.05)%
	Soybean Meal	Dec-12	CBOT	(27)	$(52,160)	(0.03)%
	Sugar #11 (World)	Sep-12	ICEUS	(66)	$(61,645)	(0.04)%

See Accompanying Notes to Financial Statements.

III - 25

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Live Cattle	Aug-12	CME	(91)	$(120,340)	(0.08)%
Total agriculture				$(807,779)	(0.53)%

Energy
Crude Oil	Jul-12	NYMEX	(120)	$(382,640)	(0.25)%
Heating Oil	Jul-12	NYMEX	(1)	$(5,729)	0.00%
London Brent Crude	Jul-12	IPE	(30)	$(195,350)	(0.14)%
London Gas Oil	Jul-12	IPE	(34)	$(97,650)	(0.06)%
Natural Gas	Jul-12	NYMEX	(109)	$(103,960)	(0.07)%
NY Gasoline RBOB (Oxygen Blending)	Jul-12	NYMEX	(46)	$(171,961)	(0.11)%
Total energy				$(957,290)	(0.63)%

Long-term interest rates
Euro-Bund (Long Term Interest Rate)	Sep-12	EUREX	(3)	$(3,063)	0.00%
Total long-term interest rates				$(3,063)	0.00%

Metals
Gold	Aug-12	NYMEX	(27)	$(88,500)	(0.06)%
Synthetic Aluminum	Sep-12	LME	(293)	$237,996	0.16%
Synthetic Copper	Sep-12	LME	(27)	$(183,117)	(0.10)%
Synthetic Nickel	Sep-12	LME	(42)	$33,947	0.02%
Synthetic Zinc	Sep-12	LME	(199)	$(192,517)	(0.15)%
Silver	Sep-12	NYMEX	(17)	$(50,220)	(0.03)%
Total metals				$(242,411)	(0.16)%

Short-term interest rates
Canadian Bank Bill	Dec-12	ME	(6)	$270	0.00%
Total short-term interest rates				$270	0.00%

Stock indices
Amsterdam Exchange Index Future	Jul-12	ENXTAM	(14)	$(37,669)	(0.02)%
CAC 40 Stock Index (pre 6/1999 is 1 Euro contract)	Jul-12	EURONXT	(32)	$(39,510)	(0.03)%
Hang Seng Index	Jul-12	HKFE	(4)	$(9,430)	(0.01)%
IBEX35 Stock Index (Euro)	Jul-12	MEFFM	(52)	$(318,627)	(0.22)%

See Accompanying Notes to Financial Statements.

III - 26

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Osaka Nikkei	Sep-12	OSE	(5)	$(19,036)	(0.01)%
S&P Canada 60 Index Futures	Sep-12	ME	(4)	$(9,352)	(0.01)%
DJ Euro Stoxx 50 - Eurex	Sep-12	EUREX	(32)	$(1,683)	0.00%
MSCI Taiwan Index	Jul-12	SGX	(239)	$(200,280)	(0.13)%
German Stock Index (Euro)	Sep-12	EUREX	(2)	$(16,961)	(0.01)%
SPI200 Index	Sep-12	SFE	(37)	$(51,259)	(0.03)%
Total stock indices				$(703,807)	(0.47)%

Net unrealized loss on futures contracts sold				$(2,714,080)	(1.79)%

Net unrealized loss on futures contracts				$(2,102,699)	(1.38)%

LONG FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Value ($)	% of Net Asset Value

RBS	09/19/2012	23,755,352	Australian Dollar	$556,984	0.37%
RBS	09/19/2012	35,684,033	Canadian Dollar	$270,621	0.18%
RBS	09/19/2012	41,033,393	Euro	$372,055	0.25%
RBS	09/19/2012	3,929,850,437	Japanese Yen	$(422,313)	(0.29)%
RBS	09/19/2012	68,668,626	Mexican Peso	$180,177	0.12%
RBS	09/19/2012	18,772,504	New Zealand Dollar	$267,074	0.18%
RBS	09/19/2012	27,364,926	Norwegian Krone	$15,224	0.01%
RBS	09/19/2012	34,001,178	Pound Sterling	$126,507	0.08%
RBS	09/19/2012	5,906,806	Singapore Dollar	$30,065	0.02%
RBS	09/19/2012	8,669,661	South African Rand	$29,735	0.02%
RBS	09/19/2012	38,212,447	Swedish Krona	$100,681	0.07%
RBS	09/19/2012	18,806,042	Swiss Franc	$168,406	0.11%
Net unrealized gain on long forward currency contracts				$1,695,216	1.12%

SHORT FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Value ($)	% of Net Asset Value

RBS	09/19/2012	22,771,189	Australian Dollar	$(830,471)	(0.55)%

See Accompanying Notes to Financial Statements.

III - 27

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

RBS	09/19/2012	41,828,926	Canadian Dollar	$(561,074)	(0.37)%
RBS	09/19/2012	69,252,273	Euro	$(784,718)	(0.52)%
RBS	09/19/2012	4,894,572,764	Japanese Yen	$248,632	0.16%
RBS	09/19/2012	84,651,901	Mexican Peso	$(364,407)	(0.24)%
RBS	09/19/2012	15,866,540	New Zealand Dollar	$(508,939)	(0.34)%
RBS	09/19/2012	45,575,426	Norwegian Krone	$(125,853)	(0.08)%
RBS	09/19/2012	30,444,812	Pound Sterling	$(439,415)	(0.29)%
RBS	09/19/2012	13,435,438	Singapore Dollar	$(142,912)	(0.09)%
RBS	09/19/2012	28,754,956	South African Rand	$(103,554)	(0.07)%
RBS	09/19/2012	58,066,453	Swedish Krona	$(289,048)	(0.19)%
RBS	09/19/2012	55,643,519	Swiss Franc	$(451,482)	(0.30)%
Net unrealized loss on short forward currency contracts				$(4,353,241)	(2.88)%

Net unrealized loss on forward currency contracts				$(2,658,025)	(1.76)%

See Accompanying Notes to Financial Statements.

III - 28

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

INVESTMENT SECURITIES SOLD SHORT

	Shares	Value ($)	% of Net Asset Value
Common Stocks
Australia
Materials
BHP Billiton Limited - Adr	1,550	$101,215	0.07%
Total Materials		$101,215	0.07%

Bermuda
Energy
Energy XXI Bermuda Limited	10,319	$322,882	0.22%
Golar LNG Ltd	2,353	$88,708	0.06%
Total Energy		$411,590	0.28%

Financials
Alterra Capital Holdings Inc	527	$12,305	0.01%
Aspen Insurance Holdings Ltd	21	$607	0.00%
Axis Capital Holdings Ltd (Bermuda)	1,121	$36,489	0.02%
Everest Re Group Ltd	981	$101,524	0.07%
Partnerre Ltd	3,815	$288,681	0.19%
Platinum Underwriter Holdings Ltd	113	$4,305	0.00%
Total Financials		$443,911	0.29%

Information Technology
Marvell Technology Group Ltd	1,726	$19,469	0.01%
Total Information Technology		$19,469	0.01%

Total Bermuda		$874,970	0.58%

Brazil
Energy
Petroleo Brasileiro Sa Petro Sponsored Adr	2,232	$41,895	0.03%
Total Energy		$41,895	0.03%

Materials
Companhia Siderurgica Nacional -Adr	4,740	$26,876	0.02%
Gerdau S.A. Adr	6,487	$56,826	0.04%
Vale S.A. Adr	2,686	$53,317	0.03%
Total Materials		$137,019	0.09%

Total Brazil		$178,914	0.12%

Canada

See Accompanying Notes to Financial Statements.

III - 29

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Consumer Staples
Cott Corp ***	10,252	$84,169	0.06%
Total Consumer Staples		$84,169	0.06%

Energy
Imperial Oil Ltd	4,472	$186,572	0.11%
Nexen Inc	5,355	$90,446	0.06%
Penn West Petroleum Ltd	2,898	$38,804	0.03%
Precision Drilling Corp ***	12,235	$83,443	0.06%
Suncor Energy Inc	3,594	$104,046	0.07%
Talisman Energy Inc	5,389	$61,758	0.04%
Total Energy		$565,069	0.37%

Financials
Manulife Financial Corp ***	1,838	$20,016	0.01%
Royal Bank Of Canada	928	$47,532	0.03%
Sun Life Financial Inc	2,561	$55,727	0.04%
Total Financials		$123,275	0.08%

Industrials
Canadian National Railway Co	1,622	$136,864	0.09%
Canadian Pacific Railway Ltd	789	$57,802	0.04%
Total Industrials		$194,666	0.13%

Information Technology
Celestica Inc ***	1,510	$10,963	0.01%
Total Information Technology		$10,963	0.01%

Materials
Agnico Eagle Mines Ltd	2,655	$107,421	0.07%
Silver Wheaton Corp	2,252	$60,444	0.04%
Total Materials		$167,865	0.11%

Total Canada		$1,146,007	0.76%

Denmark
Health Care
Novo Nordisk A/S	1,579	$229,492	0.15%
Total Health Care		$229,492	0.15%

France
Energy
Total SA - Adr	7,083	$318,381	0.21%
Total Energy		$318,381	0.21%

Hong Kong

See Accompanying Notes to Financial Statements.

III - 30

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Telecommunication Services
China Mobile Hong Kong Ltd Adr	1,814	$99,171	0.07%
Total Telecommunication Services		$99,171	0.07%

India
Financials
ICICI Bank Ltd Adr	5,435	$176,148	0.12%
Total Financials		$176,148	0.12%

Ireland
Information Technology
Seagate Technology Public Limited Company	14,235	$352,032	0.23%
Total Information Technology		$352,032	0.23%

Israel
Information Technology
Nice Systems Ltd ***	702	$25,693	0.02%
Total Information Technology		$25,693	0.02%

Japan
Consumer Discretionary
Abc-Mart Inc	300	$11,188	0.01%
Accordia Golf Co Ltd	11	$7,287	0.00%
Ahresty Corp	1,300	$10,257	0.01%
Aisan Industry Co	1,400	$12,834	0.01%
Akebono Brake Industries	3,300	$15,704	0.01%
Alpine Electronics	100	$1,183	0.00%
Arnest One Corp	3,900	$49,183	0.03%
Asahi Co Ltd	2,800	$46,076	0.03%
Asics Corp	27,900	$351,851	0.23%
Belluna Co Ltd	50	$394	0.00%
Chiyoda Co Ltd	1,300	$28,068	0.02%
Chofu Seisakusho	400	$9,087	0.01%
Cyber Agent	65	$165,492	0.11%
Daido Metal Co Ltd	8,000	$85,661	0.06%
Daiei Inc *	8,050	$25,304	0.02%
Denso Corp	10,300	$347,375	0.23%
Doshisha Co	100	$2,761	0.00%
Exedy Corp	4,300	$92,570	0.06%
F-Tech Inc	900	$15,250	0.01%
Fujibo Holdings	4,000	$9,167	0.01%
Funai Electric Co	3,400	$50,755	0.03%
Furukawa Battery	3,000	$17,132	0.01%
Gulliver International	330	$10,534	0.01%
Gunze Ltd	1,000	$2,730	0.00%
H2O Retailing Corp	26,000	$259,512	0.17%
Hakuhodo DY Holdings	190	$12,516	0.01%

See Accompanying Notes to Financial Statements.

III - 31

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Hi-Lex Corporation	200	$3,306	0.00%
Hikari Tsushin Inc	4,600	$202,492	0.13%
Imasen Elec Industries Co	1,100	$16,132	0.01%
Jupiter Telecomm	118	$120,438	0.08%
K S Holdings Corp	2,500	$72,761	0.05%
Keihin Corp	1,300	$19,048	0.01%
Kimoto Co Ltd	500	$2,774	0.00%
Kinugawa Rubber	2,000	$13,150	0.01%
Konaka Co Ltd	600	$6,688	0.00%
Marui Group Co Ltd	3,000	$22,768	0.02%
Megane Top Co	1,200	$13,090	0.01%
Misawa Homes Co Ltd	800	$12,924	0.01%
Mos Food Services	200	$3,902	0.00%
Ngk Spark Plug Co	7,000	$91,697	0.06%
Nidec Copal Corp	200	$1,976	0.00%
Nippon Piston Ring	2,000	$3,982	0.00%
Nippon Seiki Co	1,000	$10,194	0.01%
Nishimatsuya Chain	4,900	$40,501	0.03%
Nissan Shatai Co	1,000	$10,595	0.01%
Nissin Kogyo	3,000	$40,877	0.03%
Onward Holdings Co Ltd	6,000	$45,235	0.03%
Pal Co Ltd	200	$9,555	0.01%
Panasonic Corp - Adr	539	$4,366	0.00%
Parco Co Ltd	1,900	$18,845	0.01%
Point Inc	860	$29,564	0.02%
Rakuten Inc	8,000	$82,555	0.05%
Riken Corp	3,000	$12,023	0.01%
Rinnai Corp	100	$6,863	0.00%
Round One Corp	3,200	$16,992	0.01%
Saizeriya Company	2,800	$44,253	0.03%
Sanoh Industrial	300	$2,457	0.00%
Sanrio Co Ltd	1,300	$47,197	0.03%
Seiren Co Ltd	900	$6,413	0.00%
Sekisui House	6,000	$56,205	0.04%
Sharp Corp	7,000	$35,241	0.02%
Shiroki Corp	1,000	$2,680	0.00%
Showa Corp	6,900	$58,760	0.04%
Sky Perfect JSAT Holdings inc	121	$54,249	0.04%
Sony Corp - America Shares	3,141	$44,728	0.03%
Spire Inc Npv ***	100	$153	0.00%
Sumitomo Forestry	2,000	$17,833	0.01%
Takata Corp	3,900	$84,008	0.06%
TBK Co Ltd	2,000	$11,522	0.01%
Toei Co Ltd	2,000	$9,468	0.01%
Tokai Rubber Industries	5,800	$63,121	0.04%
Tomy Company Ltd	2,800	$18,234	0.01%
Topre Corporation	1,500	$14,371	0.01%
Touei Housing Corp	200	$2,069	0.00%
Toyo Tire & Rubber	75,000	$251,722	0.17%

See Accompanying Notes to Financial Statements.

III - 32

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Toyoda Gosei	12,100	$275,489	0.17%
Toyota Boshoku Cp	7,000	$84,245	0.06%
Toyota Industries	3,500	$99,148	0.07%
U-Shin Ltd	2,600	$18,202	0.01%
United Arrows Ltd	2,400	$59,572	0.04%
Uss Co Ltd	40	$4,303	0.00%
Wacoal Holdings	1,000	$11,822	0.01%
Yamada Denki Co	1,080	$54,845	0.04%
Yamaha Corp	5,700	$58,178	0.04%
Yamaha Motor Co	5,400	$51,058	0.03%
Yokohama Rubber Co	6,000	$44,859	0.03%
Zensho Co Ltd	3,200	$39,995	0.03%
Total Consumer Discretionary		$4,201,564	2.78%

Consumer Staples
Aderans Co Ltd ***	1,200	$14,683	0.01%
Arcs Company Ltd	500	$10,651	0.01%
Ariake Japan Co	200	$4,170	0.00%
Coca-Cola Central	200	$2,597	0.00%
Dr Ci Labo Co Ltd	4	$13,636	0.01%
Dydo Drinco Inc	100	$4,346	0.00%
Ezaki Glico Co	2,000	$22,592	0.01%
Familymart Co	100	$4,571	0.00%
Fujiya Co Ltd ***	8,000	$22,041	0.01%
House Foods Corp	700	$11,861	0.01%
Itoham Foods Inc	3,000	$11,910	0.01%
Izumiya Co Ltd	1,000	$5,022	0.00%
J-Oil Mills Inc	3,000	$9,017	0.01%
Kao Corp	1,700	$46,710	0.03%
Kobayashi Pharmaceutical	500	$27,771	0.02%
Kose Corporation	1,100	$25,967	0.02%
Kusuri No Aoki Co Npv	100	$2,937	0.00%
Mitsui Sugar Co	10,000	$32,185	0.02%
Morinaga Milk Industries	1,000	$3,820	0.00%
Nichirei Corp	10,000	$48,967	0.03%
Nihon Chouzai Co Ltd	970	$35,848	0.02%
Nippon Beet Sugar	1,000	$2,179	0.00%
Nippon Meat Packer	26,000	$342,868	0.25%
Nisshin Oillio Group	2,000	$8,416	0.01%
San-A Co Ltd	100	$3,807	0.00%
Sundrug Co Ltd	300	$9,735	0.01%
Valor Co Ltd	300	$4,937	0.00%
Yokohama Reito Co	200	$1,550	0.00%
Total Consumer Staples		$734,794	0.49%

Energy
Idemitsu Kosan Co	1,100	$97,808	0.06%
Shinko Plantech	3,700	$31,926	0.02%

See Accompanying Notes to Financial Statements.

III - 33

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Showa Shell Sekiyu	34,900	$212,416	0.15%
Tonen Gen Sekiyu	10,000	$88,541	0.06%
Total Energy		$430,691	0.29%

Financials
77Th Bank	8,000	$32,761	0.02%
Aeon Mall Co Ltd	1,900	$40,142	0.03%
Akita Bank	2,000	$5,585	0.00%
Aomori Bank	1,000	$3,056	0.00%
Asset Managers Co ***	10	$1,187	0.00%
Bank Of Nagoya Ltd	4,000	$12,273	0.01%
Bank Of Ryukyus	200	$2,485	0.00%
Bank Of Saga	2,000	$4,959	0.00%
Century Tokyo Leasing Corp	1,500	$27,934	0.02%
Chugoku Bank	1,000	$12,974	0.01%
Daibiru Corp	400	$3,036	0.00%
Daishi Bank	1,000	$2,993	0.00%
Daito Trust Const	600	$56,731	0.04%
Daiwa House Industries	24,000	$338,735	0.24%
Daiwa Secs Group	95,000	$353,350	0.25%
Gunma Bank	28,000	$131,847	0.09%
Hachijuni Bank	2,000	$10,344	0.01%
Higashi-Nippon Bank	1,000	$2,167	0.00%
Hokkoku Bank	10,000	$39,199	0.03%
Hokuhoku Financial	28,000	$45,235	0.03%
Hulic Co Ltd	7,400	$40,498	0.03%
Hyakugo Bank Ltd	3,000	$12,473	0.01%
Iyo Bank	2,000	$15,905	0.01%
Jaccs Co Ltd	10,000	$31,684	0.02%
Joyo Bank	2,000	$9,067	0.01%
Juroku Bank	8,000	$25,848	0.02%
Kabu.com Securities Co	6,300	$19,093	0.01%
Kagoshima Bank	2,000	$12,073	0.01%
Kanto Tsukuba Bank	1,700	$6,068	0.00%
Keiyo Bank	1,000	$4,621	0.00%
Matsui Securities	32,400	$187,056	0.12%
Mitsubishi Estate	1,000	$17,758	0.01%
Mitsubishi UFJ Lease & Finance Co Ltd	890	$36,781	0.02%
Miyazaki Bank	2,000	$5,009	0.00%
Monex Beans Holdings Inc	30	$4,880	0.00%
Nishi-Nippon City	4,000	$9,668	0.01%
Nisshin Fudosan	200	$1,232	0.00%
Nomura Holdings	82,900	$305,230	0.20%
NTT Urban Development Corp	3	$2,405	0.00%
Ogaki Kyoritsu Bank	7,000	$23,582	0.02%
Oita Bank	6,000	$19,537	0.01%
Okasan Holdings	1,000	$3,895	0.00%
Okinawa Bank	400	$17,057	0.01%

See Accompanying Notes to Financial Statements.

III - 34

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Shiga Bank	3,000	$16,343	0.01%
Sony Financial Holdings Npv	2,400	$38,893	0.03%
Sumitomo Mitsui Trust Holdings	67,000	$198,021	0.13%
T&D Holdings Inc	20,700	$218,536	0.14%
Takara Leben Co	3,900	$33,310	0.02%
TOC Co Ltd	1,100	$6,282	0.00%
Toho Bank	1,000	$2,818	0.00%
Tokio Marine Holdings	6,800	$169,127	0.11%
Tokyu Livable	1,200	$12,969	0.01%
Tosei Corp	22	$8,693	0.01%
Yamaguchi Financial Npv	6,000	$52,674	0.03%
Total Financials		$2,696,079	1.79%

Health Care
Alfresa Holdings	400	$21,140	0.01%
Fuji Pharma Co Ltd Npv	100	$1,587	0.00%
Hisamitsu Pharmaceutical Co	600	$29,455	0.02%
Hogy Medical Co	400	$18,209	0.01%
Kaken Pharmaceutical Co Ltd	2,000	$28,003	0.02%
Medipal Holdings Corp	400	$5,641	0.00%
Miraca Holdings Inc	1,400	$57,946	0.04%
Nichi-Iko Pharmaceutical	5,500	$120,952	0.08%
Nipro Corp	3,600	$22,587	0.01%
Olympus Corp ***	8,800	$141,946	0.09%
Ono Pharmaceutical	3,700	$231,684	0.17%
Rohto Pharmaceutical	1,000	$12,837	0.01%
Santen Pharmaceutical Co	1,200	$49,217	0.03%
Shionogi & Co	11,000	$148,779	0.10%
Ship Healthcare Holdings Inc	2,400	$57,558	0.04%
Sysmex Corp	1,100	$43,256	0.03%
Takeda Pharmaceutical	4,500	$203,726	0.13%
Terumo Corp	4,500	$183,719	0.12%
Torii Pharmaceutical Co Ltd	200	$4,363	0.00%
Towa Pharmaceutical Co Ltd	700	$39,142	0.03%
Tsumura & Co	4,200	$110,773	0.07%
Total Health Care		$1,532,520	1.01%

Industrials
Aichi Corporation	1,000	$4,471	0.00%
Aida Engineering	5,900	$36,723	0.02%
Bando Chemical Industries	1,000	$3,770	0.00%
Bunka Shutter Co	3,000	$12,924	0.01%
Central Glass Co	8,000	$30,858	0.02%
Chudenko Corp	300	$3,032	0.00%
Comsys Holdings	29,100	$340,381	0.27%
Cosel Co Ltd	200	$2,785	0.00%
Daifuku Co Ltd	17,500	$109,361	0.07%
Daikin Industries	9,700	$270,167	0.18%

See Accompanying Notes to Financial Statements.

III - 35

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Daiseki Co Ltd	3,100	$53,653	0.04%
Fuji Electric Co Ltd	19,000	$45,924	0.03%
Fujikura Ltd	31,000	$91,622	0.06%
Hamakyorex Co Ltd	100	$3,469	0.00%
Hankyu Holdings Inc	53,000	$266,825	0.18%
Hino Motors	6,000	$42,981	0.03%
Hisaka Works Ltd	1,000	$9,543	0.01%
Idec Corporation	100	$910	0.00%
Iino Kaiun Kaisha	500	$2,367	0.00%
Inui Steamship Co ***	1,000	$3,231	0.00%
Iwasaki Electric ***	7,000	$14,815	0.01%
Iwatani Corp	22,000	$85,410	0.06%
Japan Airport Terminal Co	2,500	$30,307	0.02%
Japan Foundation Npv	600	$2,367	0.00%
JTEKT Corporation	1,400	$14,307	0.01%
Kajima Corp	25,000	$72,949	0.05%
Kandenko Co Ltd	11,000	$51,797	0.03%
Kawasaki Heavy Industries	79,000	$213,701	0.14%
Keio Corporation	6,000	$43,356	0.03%
Keisei Electric Railway Co	3,000	$25,247	0.02%
Kimura Chemical Plants	1,200	$4,644	0.00%
Kinki Sharyo Co	8,000	$28,654	0.02%
Kitz Corporation	2,700	$11,463	0.01%
Koken Boring Machine Co Ltd ***	200	$972	0.00%
Kokuyo Co Ltd	400	$2,971	0.00%
Komatsu	9,300	$218,728	0.14%
Kurita Water Industries	4,600	$105,826	0.07%
Kuroda Electric	4,500	$51,058	0.03%
Kyowa Exeo Corp	6,200	$62,893	0.04%
Lixil Group Corporation	14,200	$298,405	0.20%
Makita Corp	3,300	$114,601	0.08%
Marubeni Corp	16,000	$105,398	0.07%
Matsuda Sangyo	100	$1,478	0.00%
Meidensha Corp	8,000	$29,956	0.02%
Misumi Group Inc	2,200	$51,467	0.03%
Mitsubishi Corp	12,500	$249,843	0.17%
Mitsubishi Electric Corp	11,000	$90,920	0.06%
Mitsui & Co	7,400	$108,799	0.07%
Mitsui O S K Lines	39,000	$138,710	0.09%
Moshimoshi Hotline	600	$6,154	0.00%
Nachi-Fujikoshi Co	31,000	$130,056	0.09%
Nankai Electric Railway	1,000	$4,458	0.00%
NEC Networks & Systems Integration Corp	800	$12,634	0.01%
NGK Insulators Ltd	6,000	$65,598	0.04%
Nippo Corporation	4,000	$44,183	0.03%
Nippon Express Co	48,000	$197,170	0.13%
Nippon Konpo Unyu	300	$3,791	0.00%
Nippon Signal Co	3,400	$22,056	0.01%
Nissin Electric	6,000	$39,825	0.03%

See Accompanying Notes to Financial Statements.

III - 36

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Nitto Kogyo Corp	100	$1,684	0.00%
NSK Ltd	2,000	$12,774	0.01%
Obara Group Inc	100	$1,227	0.00%
Odakyu Electric Railway	3,000	$29,756	0.02%
Okumura Corp	4,000	$14,377	0.01%
Raito Kogyo Co Ltd	6,900	$31,540	0.02%
Ryobi Ltd	4,000	$12,724	0.01%
Sanki Engineering	1,000	$5,448	0.00%
Sankyu Inc	14,000	$49,793	0.03%
Sanwa Holdings Corp	9,000	$38,773	0.03%
Sanyo Denki Co	3,000	$19,086	0.01%
Secom Co	1,000	$45,648	0.03%
Senko Co Ltd	5,000	$21,916	0.01%
Shinko Electric Co	4,000	$8,115	0.01%
Shinmaywa Industries	4,000	$19,687	0.01%
Shinwa Kaiun ***	3,000	$4,283	0.00%
Sho-Bond Holdings Npv	900	$26,048	0.02%
SMC Corp	100	$17,170	0.01%
Sohgo Security Ser	4,200	$56,701	0.04%
Sumikin Bussan Corp	1,000	$2,505	0.00%
Sumitomo Heavy Industries	15,000	$66,688	0.04%
Taihei Dengyo	1,000	$6,800	0.00%
Taikisha Ltd	1,900	$39,499	0.03%
Takeuchi Manufacturing Co	1,700	$13,775	0.01%
Tatsuta Electric Wire and Cable Co	12,000	$76,193	0.05%
Tocalo Co Ltd	700	$10,897	0.01%
Toda Corp	6,000	$18,635	0.01%
Torishima Pump Manufacturing	1,400	$13,939	0.01%
Toshiba Plant Systems	7,000	$82,668	0.05%
Toto Ltd	4,000	$29,656	0.02%
Toyo Tanso Co Ltd	400	$12,483	0.01%
Uchida Yoko Co	2,000	$6,637	0.00%
Ushio Inc	1,000	$12,273	0.01%
Yamato Holdings Co	2,200	$35,239	0.02%
Yusen Logistics Co Ltd	100	$1,348	0.00%
Total Industrials		$4,937,949	3.27%

Information Technology
Acrodea Inc ***	4	$752	0.00%
Alps Electric Co	9,400	$65,570	0.04%
Azbil Corp	2,200	$44,744	0.03%
CMK Corp	10,300	$42,825	0.03%
Comture Corp	100	$591	0.00%
Dainippon Screen	10,000	$72,386	0.05%
Daishinku Corp	7,000	$21,741	0.01%
DTS Corporation	500	$6,287	0.00%
Ferrotec Corp	5,800	$35,664	0.02%
Fujitsu	34,000	$161,378	0.11%

See Accompanying Notes to Financial Statements.

III - 37

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Gaia Holdings Corp ***	200	$1,530	0.00%
Gmo Payment Gatewa	400	$7,850	0.01%
Hirose Electric	700	$68,729	0.05%
Hitachi Kokusai El	6,000	$46,888	0.03%
Hosiden Corp	6,800	$42,920	0.03%
Icom Incorporated	200	$4,894	0.00%
Iriso Electronics	400	$7,629	0.01%
Japan Digital Laboratory Co	1,200	$12,729	0.01%
Japan Radio Co ***	5,000	$11,334	0.01%
Keyence Corp	1,200	$294,853	0.20%
Konica Minolta Holdings	9,500	$74,120	0.05%
Macnica Inc	700	$15,639	0.01%
Macromill Inc	1,400	$14,833	0.01%
Melco Holdings Inc	900	$19,555	0.01%
Micronics Japan Co	200	$789	0.00%
Mimasu Semiconduct	100	$857	0.00%
Mitsumi Electric ***	30,300	$212,498	0.14%
Nec Fielding Ltd	400	$4,984	0.00%
Nec Mobiling Ltd	1,400	$55,229	0.04%
Nihon Dempa Kogyo	3,100	$37,891	0.03%
Nintendo Co Ltd	500	$57,921	0.04%
Nippon Ceramic	700	$11,230	0.01%
Nippon Chemi-Con Corp ***	22,000	$62,542	0.04%
Nippon Electric Glass	5,000	$29,430	0.02%
NSD Co Ltd	400	$3,261	0.00%
Nuflare Technology Npv	3	$18,635	0.01%
Obic Business Consultans Co	50	$2,680	0.00%
Omron Corp	4,600	$96,205	0.06%
Oracle Corp Japan	800	$34,314	0.02%
Ricoh Co	14,000	$116,769	0.08%
Riso Kagaku Corp	2,400	$41,748	0.03%
Rohm Co Ltd	400	$15,254	0.01%
Ryosan Co Ltd	1,900	$37,096	0.02%
Sanshin Electronic	700	$4,971	0.00%
Seiko Epson Corp	10,500	$105,329	0.07%
Shindengen Electric	1,000	$3,381	0.00%
Shinkawa Ltd	500	$2,467	0.00%
Simplex Tech Inc	32	$11,005	0.01%
Star Micronics Co	1,100	$10,594	0.01%
Tamura Corp	3,000	$7,664	0.01%
Tokyo Electron	500	$23,137	0.02%
Tokyo Seimitsu Co	4,900	$86,402	0.06%
Tomen Electronics	400	$5,801	0.00%
Toshiba Corp	93,000	$349,405	0.23%
Toyo Corporation	500	$5,335	0.00%
Yahoo Japan Corp	1,068	$344,007	0.22%
Yaskawa Electric Corp	4,000	$30,056	0.02%
Yokogawa Electric	16,200	$165,956	0.11%

See Accompanying Notes to Financial Statements.

III - 38

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Total Information Technology		$3,070,284	2.03%

Materials
Aichi Steel Corp	8,000	$32,060	0.02%
Chugoku Mar Paints	2,000	$9,618	0.01%
Dai-Ichi Kogyo Sei	2,000	$5,711	0.00%
Daicel Corp	11,000	$67,088	0.04%
Daiichi Kigenso Kagaku-Kogyo	100	$2,455	0.00%
Daio Paper Corp	7,000	$44,095	0.03%
Denki Kagaku Kogyo	26,000	$89,869	0.06%
DIC Corp	54,000	$104,145	0.07%
FP Corp	100	$6,187	0.00%
Fuji Seal International Inc	1,300	$24,665	0.02%
Fujimi Inc	1,300	$19,260	0.01%
Furukawa-Sky Aluminum Corp	10,000	$29,931	0.02%
Hitachi Chemical	6,700	$104,381	0.07%
Hodogaya Chemical	1,000	$2,956	0.00%
JSP Corp	200	$2,883	0.00%
Kanto Denka Kogyo	3,000	$9,430	0.01%
Krosaki Harima	1,000	$2,430	0.00%
Kurimoto Ltd	26,000	$71,309	0.05%
Mitsubishi Chemical Holdings	5,000	$21,853	0.01%
Mitsui Chemicals	91,000	$225,648	0.18%
Mitsui Mining & Smelting Co Ltd	66,000	$142,993	0.09%
Neturen Co Ltd	3,200	$25,368	0.02%
Nihon Nohyaku Co	1,000	$4,408	0.00%
Nihon Parkerizing	2,000	$30,783	0.02%
Nippon Kayaku Co	1,000	$9,355	0.01%
Nippon Shokubai Co	11,000	$132,110	0.09%
Nippon Soda Co Ltd	9,000	$35,842	0.02%
Nippon Synthetic Chem Industry Co	4,000	$24,646	0.02%
Nippon Yakin Kogyo ***	3,500	$4,953	0.00%
Nissan Chemical Industries	18,800	$182,232	0.12%
Nittetsu Mining Co	1,000	$4,008	0.00%
Osaka Steel Co Ltd	1,300	$23,395	0.02%
Pacific Metals Co	15,000	$61,052	0.04%
Sakai Chemical Industries	4,000	$13,375	0.01%
Sanyo Special Steel Co	9,000	$38,660	0.03%
Shin-Etsu Polymer	500	$2,298	0.00%
Stella Chemifa	300	$5,241	0.00%
Sumitomo Metal Mining Co	3,000	$33,475	0.02%
Sumitomo Osaka Cement	51,000	$167,977	0.11%
Sumitomo Pipe & Tube	700	$6,286	0.00%
Taiyo Nippon Sanso	3,000	$17,395	0.01%
Takasago International Corp	1,000	$4,972	0.00%
Tenma Corporation	600	$6,357	0.00%
Tokyo Ohka Kogyo	400	$8,827	0.01%
Toyo Kohan Co Ltd	1,000	$3,544	0.00%

See Accompanying Notes to Financial Statements.

III - 39

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Yamato Kogyo Co	1,900	$52,539	0.03%
Yodogawa Steel Wks	4,000	$15,329	0.01%
Total Materials		$1,933,394	1.28%

Telecommunication Services
Eaccess Ltd	200	$38,898	0.03%
Nippon Telegraph and Telephone Corp Adr	736	$17,031	0.01%
Softbank Corp	2,100	$77,662	0.05%
Total Telecommunication Services		$133,591	0.09%

Utilities
Electric Power Development Co Ltd	10,000	$261,616	0.17%
Hokuriku Elecetric Power	7,600	$117,831	0.08%
Kyushu Electric Power	13,000	$153,851	0.10%
Osaka Gas Co	4,000	$16,731	0.01%
Tokyo Gas Co	11,000	$56,068	0.04%
Total Utilities		$606,097	0.40%

Total Japan		$20,276,963	13.43%

Luxembourg
Materials
Texaco Inc	1,953	$38,220	0.03%
Total Materials		$38,220	0.03%

Mexico
Consumer Discretionary
Grupo Televisa S.A.B. - Adr	15,364	$330,019	0.22%
Total Consumer Discretionary		$330,019	0.22%

Consumer Staples
Coca-Cola FEMSA S.A.B. Adr	4,115	$538,571	0.36%
Fomento Econ - Adr	7,542	$673,124	0.44%
Total Consumer Staples		$1,211,695	0.80%

Total Mexico		$1,541,714	1.02%

Netherlands
Industrials
Aercap Holdings N.V. ***	7,501	$84,611	0.06%
Koninklijke Philips Electronics - Adr	31,449	$618,602	0.41%
Total Industrials		$703,213	0.47%

Norway
Energy
Statoil ASA - Adr	9,697	$231,370	0.15%

See Accompanying Notes to Financial Statements.

III - 40

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Total Energy		$231,370	0.15%

Panama
Energy
McDermott International Inc ***	13,680	$152,395	0.10%
Total Energy		$152,395	0.10%

Peru
Materials
Cia De Minas Buenaventur SA - Adr	7,824	$297,156	0.20%
Total Materials		$297,156	0.20%

Singapore
Information Technology
Flextronics International ***	2,025	$12,555	0.01%
Total Information Technology		$12,555	0.01%

South Korea
Materials
Posco Adr	2,824	$227,163	0.15%
Total Materials		$227,163	0.15%

Telecommunication Services
KT Corp -Adr	3,188	$42,018	0.03%
Total Telecommunication Services		$42,018	0.03%

Total South Korea		$269,181	0.18%

Spain
Financials
Banco Bilbao Vizcaya Argentaria, S.A. Adr	8,030	$56,772	0.04%
Total Financials		$56,772	0.04%

Taiwan, Province Of China
Information Technology
Taiwan Semiconductor - Adr	8,298	$115,840	0.08%
Total Information Technology		$115,840	0.08%

United Kingdom
Energy
Rowan Companies Plc ***	6,483	$209,595	0.14%
Royal Dutch Shell Plc Class A - Adr	3,439	$231,892	0.15%
Total Energy		$441,487	0.29%

Financials
HSBC Holdings Plc - Adr	3,555	$156,882	0.10%

See Accompanying Notes to Financial Statements.

III - 41

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Total Financials		$156,882	0.10%

Materials
BHP Billiton Plc - Adr	2,732	$156,243	0.10%
Total Materials		$156,243	0.10%

Telecommunication Services
Vodafone Group Plc -Adr	11,903	$335,427	0.23%
Total Telecommunication Services		$335,427	0.23%

Total United Kingdom		$1,090,039	0.72%

United States
Consumer Discretionary
Aaron Inc	3,967	$112,306	0.07%
Amazon Inc ***	1,440	$328,824	0.22%
Bob Evans Farms	1,905	$76,581	0.05%
Borg Warner Inc	37	$2,427	0.00%
Brown Shoe Inc	19,423	$250,751	0.17%
Brunswick Corp	1,835	$40,774	0.03%
Buffalo Wild Wings Inc ***	322	$27,897	0.02%
Cablevision Systems Corp - Class A	3,921	$52,110	0.03%
Capella Education Co ***	106	$3,685	0.00%
Carmax Inc ***	14,831	$384,716	0.25%
Chicos Fas Inc	1,462	$21,696	0.01%
Childrens Place Retail Stores Inc ***	991	$49,382	0.03%
Cooper Tire & Rubber Co	20,159	$353,589	0.23%
Cracker Barrel Old Country Store Inc	1,482	$93,070	0.06%
Crocs Inc ***	1,302	$21,027	0.01%
D R Horton Inc	258	$4,742	0.00%
Darden Restaurants Inc	11,967	$605,889	0.40%
Dicks Sporting Goods Inc	2,198	$105,504	0.07%
Dine Equity Inc	423	$18,883	0.01%
Dominos Pizza Inc ***	267	$8,253	0.01%
Dsw Inc Class A	5,951	$323,734	0.21%
Family Dollar Stores	3,242	$215,528	0.14%
Fifth & Pacific Co Inc ***	9,728	$104,381	0.07%
Finish Line Inc Class A	1,942	$40,607	0.03%
Fossil Inc ***	203	$15,538	0.01%
Fuel Systems Solutions Inc ***	760	$12,684	0.01%
Gannett Co., Inc.	53,707	$791,104	0.52%
Gaylord Entertainment Co ***	2,609	$100,603	0.07%
Guess?, Inc.	37,630	$1,142,823	0.79%
Iconix Brand Group Inc ***	1,785	$31,184	0.02%
Jack In The Box Inc ***	10,697	$298,232	0.20%
Leggett & Platt Inc	2,336	$49,360	0.03%
Liberty Interactive Corp ***	12,226	$217,317	0.14%
M D C Hldgs Inc	14,103	$460,745	0.31%

See Accompanying Notes to Financial Statements.

III - 42

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Meritage Homes Corp ***	6,210	$210,767	0.14%
National Cinemedia Inc	4,414	$66,960	0.04%
News Corp Class A	24,930	$555,690	0.37%
Nike Inc -Class B	5,049	$443,201	0.29%
NY Times	18,783	$146,507	0.10%
O Reilly Automotive Inc ***	2,432	$203,729	0.13%
PetSmart, Inc.	14,234	$970,474	0.64%
PVH Corp	3,712	$288,756	0.19%
Ruby Tuesday Inc	601	$4,093	0.00%
Sci Systems Inc	3,630	$44,903	0.03%
Shutterfly Inc ***	12,559	$385,436	0.26%
Sonic Corp ***	26,777	$268,306	0.18%
Sothebys Holdings Inc Class A	1,560	$52,042	0.03%
Stage Stores Inc	1,059	$19,401	0.01%
Tempur Pedic International Inc	976	$22,829	0.02%
The Walt Disney Company	23,044	$1,117,634	0.74%
Thor Industries Inc	2,249	$61,645	0.04%
Time Warner Inc.	24,722	$951,797	0.63%
True Religion Apparel Inc	4,158	$120,499	0.08%
TRW Inc ***	297	$10,918	0.01%
Vail Resorts Inc	10,426	$522,134	0.35%
Warnaco Group Inc ***	1,961	$83,499	0.06%
Williams-Sonoma Inc	2,731	$95,503	0.06%
Wynn Resorts Ltd	1,803	$187,007	0.12%
Total Consumer Discretionary		$13,199,676	8.74%

Consumer Staples
Archer-Daniels	9,299	$274,506	0.18%
B&G Foods Inc-Class A	14,631	$389,185	0.26%
Brown Forman Corp Class B	1,883	$182,369	0.12%
Caseys General Stores Inc	1,713	$101,050	0.07%
Costco Wholesale Corporation	7,606	$722,570	0.48%
Darling International Inc ***	8,890	$146,596	0.10%
Dean Foods Company ***	52,661	$896,817	0.59%
Dr Pepper Snapple Group Inc	1,899	$83,081	0.06%
Hain Celestial Group Inc ***	637	$35,060	0.02%
Harris Teeter Supermarkets Inc	1,174	$48,122	0.03%
Nu Skin Enterprises Inc Class A	301	$14,117	0.01%
Reynolds American Inc.	24,608	$1,104,161	0.73%
Smithfield Foods Inc ***	3,814	$82,497	0.05%
Sysco Corp	7,114	$212,068	0.14%
Treehouse Foods Inc ***	341	$21,241	0.01%
Wal-Mart Stores	8,782	$612,281	0.41%
Wiley John & Sons Inc Class A	3,658	$179,205	0.12%
Total Consumer Staples		$5,104,926	3.38%

Energy
Anadarko Petroleum Corp	3,087	$204,359	0.14%

See Accompanying Notes to Financial Statements.

III - 43

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Apache Corp	1,087	$95,536	0.06%
Basic Energy Services Inc ***	2,429	$25,067	0.02%
Berry Pete Co Class A	3,133	$124,255	0.08%
Carrizo Oil & Co Inc ***	3,030	$71,175	0.05%
Cheniere Energy Inc ***	8,642	$127,383	0.08%
Chevron Corp	3,175	$334,963	0.22%
Contango Oil & Gas	204	$12,077	0.01%
Denbury Resources Inc ***	11,031	$166,678	0.11%
Exterran Holdings Inc ***	1,088	$13,872	0.01%
Exxon Mobil Corp	5,687	$486,637	0.31%
Gulfport Energy Corp ***	694	$14,317	0.01%
Ion Geophysical ***	4,665	$30,742	0.02%
Key Energy Services Inc ***	1,888	$14,349	0.01%
Marathon Group	5,168	$132,146	0.09%
Murphy Oil Corp	6,763	$340,111	0.23%
Newfield Exploration Co ***	2,214	$64,892	0.04%
Newpark Resources Inc ***	4,181	$24,668	0.02%
Occidental Petroleum Corp	1,637	$140,405	0.09%
PDC Energy Inc ***	1,122	$27,511	0.02%
Pioneer Drilling Co ***	9,120	$72,686	0.05%
Plains Exploration and Production Co ***	3,286	$115,601	0.08%
SM Energy Co	1,835	$90,117	0.06%
Stone Energy Corp ***	3,555	$90,084	0.06%
Superior Energy Services Inc ***	5,791	$117,152	0.08%
Swift Energy Co	2,820	$52,480	0.03%
Tetra Technologies Inc ***	8,205	$58,502	0.04%
Valero Energy Corp	6,903	$166,707	0.11%
W & T Offshore Inc	3,811	$58,308	0.04%
Whiting Petroleum Corporation ***	4,342	$178,543	0.12%
Total Energy		$3,451,323	2.29%

Financials
Ameriprise Financial Inc	1,076	$56,232	0.04%
Ameritrade Holding Corp	713	$12,121	0.01%
Apollo Investment Corp	64,454	$494,362	0.33%
Ares Capital Corp	64	$1,021	0.00%
Bancorpsouth Inc	1,702	$24,713	0.02%
DFC Global Corp ***	6,446	$118,800	0.08%
Eaton Vance Corp	15,077	$406,325	0.27%
Firstmerit Corp	2,129	$35,150	0.02%
Forest City Enterprises Inc Class A	288	$4,205	0.00%
Iberiabank Corp	395	$19,928	0.01%
Intercontinentalexchange Inc ***	1,101	$149,714	0.10%
Janus Capital Group Inc	4,141	$32,383	0.02%
Keycorp	1,377	$10,658	0.01%
Knight Trading Group Inc ***	1,522	$18,173	0.01%
Legg Mason Inc	20,291	$535,074	0.35%
Loews Corp	896	$36,655	0.02%

See Accompanying Notes to Financial Statements.

III - 44

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

National Penn Bancshares Inc	154	$1,470	0.00%
Ocwen Financial Corp. ***	54,193	$1,017,745	0.68%
SEI Invest Co	2,961	$58,894	0.04%
T. Rowe Price Group, Inc	2,283	$143,738	0.10%
TCF Financial Corp	1,014	$11,641	0.01%
Texas Capital Bancshares Inc ***	1,300	$52,507	0.03%
TFS Financial Corp	588	$5,615	0.00%
Torchmark Corp	2,502	$126,476	0.08%
UMB Financial Corp	858	$43,955	0.03%
USA Education Inc	17,416	$273,605	0.18%
Westamerica Bancorporation	1,810	$85,414	0.06%
Total Financials		$3,776,574	2.50%

Health Care
Acorda Therapeutics Inc ***	2,389	$56,285	0.04%
Alexion Pharm ***	133	$13,207	0.01%
Amedisys Inc ***	879	$10,944	0.01%
Amerisourcebergen Corp	13,566	$533,822	0.35%
Auxilium Pharmaceuticals Inc. ***	27,009	$726,272	0.48%
Cepheid ***	15,596	$696,361	0.46%
Community Health Systems, Inc. ***	40,419	$1,132,945	0.74%
Coventry Health Care Inc	7,745	$246,214	0.16%
CR Bard Inc	232	$24,926	0.02%
Cyberonics Inc ***	30	$1,348	0.00%
Davita Inc ***	3,501	$343,833	0.23%
Dexcom Inc ***	19,739	$255,817	0.17%
Edwards Lifesciences Corp. ***	10,068	$1,040,024	0.69%
Enzon Inc ***	4,509	$30,977	0.02%
Health Managemnt Assc	54,892	$430,902	0.29%
Healthsouth Corp ***	8,676	$201,804	0.13%
Hispanic Broadcasting Corp ***	9,817	$343,399	0.23%
Hms Holdings Corp ***	2,855	$95,100	0.06%
Idexx Laboratories Inc ***	2,087	$200,623	0.13%
Insulet Corp ***	500	$10,685	0.01%
IPC The Hospitalist Company, Inc ***	546	$24,745	0.02%
Isis Pharmaceuticals Inc ***	24,651	$295,812	0.20%
Johnson & Johnson	15,290	$1,032,992	0.68%
Kindred Healthcare Inc ***	12,312	$121,027	0.08%
Laboratory Corp. Of America Holdings ***	8,314	$769,960	0.51%
Life Technologies Corp ***	3,997	$179,825	0.12%
Lifepoint Hospitals Inc ***	2,409	$98,721	0.07%
Lincare Holdings Inc	15,547	$528,909	0.35%
Mednax Inc ***	363	$24,880	0.02%
Merck & Co., Inc.	26,280	$1,097,190	0.73%
MWI Veterinary Supply Inc ***	85	$8,735	0.01%
NPS Pharmaceuticals Inc ***	12,716	$109,485	0.07%
Nuvasive Inc ***	16,021	$406,293	0.27%
Owens & Minor Inc	3,821	$117,037	0.08%

See Accompanying Notes to Financial Statements.

III - 45

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Parexel International Corp ***	5,025	$141,856	0.09%
Techne Corp	496	$36,803	0.02%
United Therapeutics Corp ***	9,133	$450,988	0.30%
Universal Health Services - Class B	736	$31,766	0.02%
Viropharma Inc ***	10,979	$260,202	0.17%
West Pharmaceutical Services Inc	6,371	$321,672	0.21%
Total Health Care		$12,454,386	8.25%

Industrials
AAR Corp	7,588	$102,286	0.07%
Actuant Corp -Cl A	13,710	$372,364	0.25%
Aegion Corp ***	1,585	$28,356	0.02%
Alaska Air Group Inc ***	8,790	$315,561	0.21%
Allegiant Travel Co ***	405	$28,220	0.02%
AO Smith Corp	67	$3,276	0.00%
Armstrong World Industries ***	445	$21,876	0.01%
Barnes Group Inc	96	$2,332	0.00%
Belden Inc	1,381	$46,056	0.03%
Brady Corp Class A	968	$26,630	0.02%
Briggs & Stratton	1,013	$17,717	0.01%
Ceradyne Inc	995	$25,502	0.02%
Clarcor Inc	3,374	$162,492	0.11%
Covanta Holding Corp	6,438	$110,412	0.07%
Deere & Co	1,152	$93,162	0.06%
Deluxe Corp	15,721	$392,082	0.26%
Enersys ***	277	$9,714	0.01%
Equifax Inc	121	$5,639	0.00%
Esterline Technologies Corp ***	1,527	$95,208	0.06%
Expeditors International Washington Inc	1,925	$74,594	0.05%
Fastenal Co	3,035	$122,341	0.08%
Fedex Corp	4,412	$404,183	0.27%
Flowserve Corp	1,630	$187,043	0.12%
General Electric Co	22,789	$474,923	0.31%
Geo Group Inc ***	3,004	$68,251	0.05%
Geoeye Inc ***	1,174	$18,174	0.01%
Granite Construction Inc	2,875	$75,066	0.05%
Harsco Corp	2,204	$44,918	0.03%
Heartland Express Inc	1,457	$20,850	0.01%
Hexcel Corp ***	3,842	$99,085	0.07%
Hon Industries Inc	5,578	$143,634	0.10%
Hub Group Inc Class A ***	875	$31,614	0.02%
II VI Inc ***	1,372	$22,871	0.02%
Interface Inc Class A	1,397	$19,041	0.01%
Jacobs Engineering Group Inc ***	1,560	$59,062	0.04%
Kansas City Southern	600	$41,736	0.03%
Kirby Corp ***	2,567	$120,854	0.08%
Korn Ferry International ***	4,602	$66,039	0.04%
Manitowoc Inc	13,679	$160,044	0.11%

See Accompanying Notes to Financial Statements.

III - 46

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Manpowergroup	2,024	$74,180	0.05%
Middleby Corp ***	365	$36,358	0.02%
Minnesota Mining & Manufacturing Co	5,378	$481,869	0.32%
Moog Inc Class A ***	384	$15,878	0.01%
Navistar International Corp ***	991	$28,115	0.02%
Northrop Grumman Corporation	18,020	$1,149,486	0.78%
Orbital Sciences Corp ***	468	$6,047	0.00%
Oshkosh Corp	171	$3,582	0.00%
Paccar Inc	1,841	$72,149	0.05%
Parker Hannifin Corp	2,779	$213,650	0.14%
Portfolio Recovery Associates Inc ***	5,027	$458,764	0.30%
Robbins & Myers Inc	6,214	$259,869	0.17%
Ryder Systems Inc	9,076	$326,827	0.22%
Simpson Manufacturing Co Inc	541	$15,965	0.01%
Snap On Inc	83	$5,167	0.00%
Southwest Airlines	45,740	$421,723	0.28%
Terex Corp ***	14,280	$254,612	0.17%
Tetra Tech Inc ***	1,430	$37,294	0.02%
Textron Inc	188	$4,676	0.00%
Timken Co	1,417	$64,884	0.04%
Titan International Inc Ill	2,411	$59,142	0.04%
Titan Machinery Inc ***	416	$12,634	0.01%
Toro Co	706	$51,743	0.03%
Trinity Industries	3,973	$99,246	0.07%
Tutor Perini Corp ***	660	$8,362	0.01%
Union Pacific Corp	60	$7,159	0.00%
United Stationers Inc	122	$3,288	0.00%
Wabtec Corp	587	$45,792	0.03%
Woodward Inc	714	$28,160	0.02%
Total Industrials		$8,359,829	5.54%

Information Technology
Acxiom Corp	4,192	$63,341	0.04%
Adobe Systems Inc ***	16,281	$527,016	0.35%
Advanced Energy Industries ***	794	$10,655	0.01%
Advent Software Inc ***	549	$14,883	0.01%
Amphenol Corp Class A	480	$26,362	0.02%
Analog Devices	4,150	$156,331	0.10%
Applied Materials Inc	37,635	$430,733	0.29%
Arris Group Inc ***	4,375	$60,856	0.04%
Arrow Electronic ***	1,193	$39,142	0.03%
Aspen Technology Inc ***	11,354	$262,845	0.17%
Atmel Corp ***	917	$6,153	0.00%
Avnet Inc ***	5,298	$163,496	0.11%
Cavium Inc ***	10,948	$306,544	0.20%
CIENA Corp. ***	45,277	$741,184	0.49%
Cirrus Logic Inc ***	1,792	$53,491	0.04%
Citrix Systems Inc ***	696	$58,422	0.04%

See Accompanying Notes to Financial Statements.

III - 47

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Computer Associates International Inc	3,851	$104,324	0.07%
Compuware Corp ***	38,607	$359,045	0.24%
Comtech Telecommunications C	1,807	$51,644	0.03%
Concur Technologies Inc ***	1,025	$69,803	0.05%
Convergys Corp	7,766	$114,704	0.08%
Costar Group Inc ***	4,017	$326,180	0.22%
Cymer Inc ***	6,484	$382,232	0.25%
Dell Computer Corp ***	3,084	$38,581	0.03%
Digital River Inc ***	1,546	$25,695	0.02%
Emulex Corp ***	2,680	$19,296	0.01%
Entegris Inc ***	96	$820	0.00%
Factset Research Systems Inc	577	$53,626	0.04%
Fairchild Semiconductor International ***	9,369	$132,103	0.09%
Finisar ***	8,265	$123,644	0.08%
Fiserv Inc ***	302	$21,810	0.01%
Flir Systems Inc	4,157	$81,062	0.05%
Hittite Microwave Corp ***	209	$10,684	0.01%
Igate Corp	1,237	$21,054	0.01%
Intel Corp	9,933	$264,714	0.18%
International Rectifier Corp ***	1,425	$28,486	0.02%
Itron Inc ***	2,427	$100,089	0.07%
Jabil Circuit Inc	12,491	$253,942	0.17%
JDA Software Group Inc ***	1,630	$48,395	0.03%
Kemet Corp ***	3,757	$22,580	0.01%
Linear Technology Corp	17,264	$540,881	0.36%
Liveperson Inc ***	5,393	$102,791	0.07%
LTX-Credence Corp ***	6,113	$40,957	0.03%
Maximus Inc	1,238	$64,067	0.04%
MKS Instruments Inc	1,980	$57,143	0.04%
National Instruments Corp	683	$18,345	0.01%
NCR Corp ***	10,569	$240,233	0.16%
Netapp Inc ***	1,654	$52,630	0.03%
Netgear Inc ***	5,370	$185,319	0.12%
Netsuite Inc ***	1,728	$94,643	0.06%
Oracle Corp	7,596	$225,601	0.15%
Paychex, Inc.	32,351	$1,016,145	0.66%
Plantronics Inc	1,869	$62,425	0.04%
Plexus Corp ***	168	$4,738	0.00%
Polycom Inc ***	2,805	$29,509	0.02%
Power Integrations Inc	349	$13,018	0.01%
Red Hat Inc ***	3,755	$212,082	0.14%
Rofin Sinar Technologies Inc ***	673	$12,740	0.01%
Sandisk Corp ***	1,116	$40,712	0.03%
Sanmina Corp ***	342	$2,801	0.00%
Sapient Corp ***	1,490	$15,004	0.01%
Simpletech Inc ***	9,181	$71,612	0.05%
Sycamore Networks Inc ***	1,817	$26,383	0.02%
Synnex Corp ***	1,589	$54,805	0.04%
Tessera Technologies Inc	43	$661	0.00%

See Accompanying Notes to Financial Statements.

III - 48

The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

Texas Instruments Inc	1,803	$51,728	0.03%
TTM Technologies Inc ***	1,940	$18,207	0.01%
Ultimate Software Group Inc ***	5,260	$467,772	0.31%
Valueclick Inc ***	2,347	$38,467	0.03%
Verisign Inc ***	5,937	$258,675	0.17%
Vishay Intrtechnology ***	14,602	$137,697	0.09%
Western Digital Corp ***	4,950	$150,876	0.10%
Wright Express Corp ***	3,529	$217,810	0.14%
Xerox Corp	25,410	$199,977	0.13%
Total Information Technology		$10,302,421	6.82%

Materials
Alcoa Inc	42,041	$367,859	0.24%
Allegheny Technologies Inc	2,198	$70,094	0.05%
Buckeye Technologies Inc	1,646	$46,895	0.03%
Century Aluminum Co ***	12,453	$91,280	0.06%
Commercial Metals Co	23,423	$296,067	0.20%
Cytec Industries Inc	6,585	$386,144	0.26%
Dow Chemical	11,928	$375,732	0.25%
Georgia Gulf Corp	6,265	$160,823	0.11%
Huntsman Corp	1,632	$21,118	0.01%
Innophos Holdings Inc	700	$39,522	0.03%
Intrepid Potash Inc ***	1,994	$45,383	0.03%
Louisiana-Pacific Corp	54,766	$595,854	0.38%
LSB Industries Inc ***	629	$19,442	0.01%
Martin Marietta Matls Inc	309	$24,355	0.02%
Meadwestvaco Corp	73	$2,099	0.00%
Mosaic Co	8,862	$485,283	0.32%
Reliance Steel and Aluminum Co	7,231	$365,166	0.24%
Rockwood Holdings Inc	2,804	$124,357	0.08%
Southern Copper Corp	4,757	$149,893	0.10%
Steel Dynamics Inc	6,028	$70,648	0.05%
Titanium Metals Corp	5,182	$58,608	0.04%
Worthington Industries Inc	7,270	$148,817	0.10%
Total Materials		$3,945,439	2.61%

Telecommunication Services
Nii Holdings Inc Class B ***	533	$5,453	0.00%
SBA Communications Corp ***	4,117	$234,875	0.16%
TW Telecom Inc. ***	33,557	$861,073	0.57%
Total Telecommunication Services		$1,101,401	0.73%

Utilities
Aqua America Inc	15,833	$395,192	0.26%
Consol Edison	202	$12,562	0.01%
Duke Energy Corp	11,493	$265,029	0.18%
Exelon Corp	9,644	$362,807	0.24%
Great Plains Energy Inc	4,277	$91,571	0.06%

See Accompanying Notes to Financial Statements.

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The Campbell Multi-Strategy Trust Complete Schedule of Investments June 30, 2012 (Unaudited)

National Fuel Gas Co.	14,049	$660,022	0.41%
Northwest Natural Gas Co	43	$2,047	0.00%
Northwestern Corp	533	$19,561	0.01%
Piedmont Natural Gas Co	1,214	$39,079	0.03%
Pinnacle West Cap Corp	7,071	$365,854	0.24%
Questar Corp	13,867	$289,266	0.19%
Teco Energy Inc	12,341	$222,878	0.15%
UNS Energy Corp	8,608	$330,633	0.22%
Westar Energy Inc	4,674	$139,986	0.09%
Wisconsin Energy Corp	2,185	$86,460	0.06%
Total Utilities		$3,282,947	2.15%

Total United States		$64,978,922	43.01%

Virgin Islands (british)
Industrials
UTi Worldwide Inc	2,919	$42,647	0.03%
Total Industrials		$42,647	0.03%

Total investment securities sold short (proceeds - $89,203,648)		$93,309,010	61.80%

*	Non-income producing security.
**	Pledged as collateral for the trading of forward currency contracts.
***	Security did not pay a dividend during the previous twelve months.
Adr	American Depository Receipt.
RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III - 47

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs		Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2012 To 1/31/2012	None	None	None		None
2/01/2012 To 2/28/2012	None	None	None		None
3/01/2012 To 3/31/2012	2,956.649	$1,329.90	2,956.649	(1)	None
4/01/2012 To 4/30/2012	None	None	None		None
5/01/2012 To 5/31/2012	None	None	None		None
6/01/2012 To 6/30/2012	2,738.884	$1,308.64	2,738.884	(2)	None
Total	5,695.533		5,695.533

1) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 15, 2012 that expired on March 16, 2012. In connection with this repurchase offer, the Trust offered to repurchase up to 26,548.183 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2012.

2) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 16, 2012 that expired on June 15, 2012. In connection with this repurchase offer, the Trust offered to repurchase up to 28,737.757 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2012.

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Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant’s principle executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	September 10, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Roussin
Stephen C. Roussin, Chief Executive Officer

Date	September 10, 2012

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	September 10, 2012

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